UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Annual Report

September 30, 2016

AMT-Free    •    National

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2016

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

AMT-Free Municipal Income Fund	3
National Municipal Income Fund	5

Endnotes and Additional Disclosures	7

Fund Expenses	8

Financial Statements	10

Report of Independent Registered Public Accounting Firm	46

Federal Tax Information	48

Board of Trustees’ Contract Approval	49

Management and Organization	52

Important Notices	55

Eaton Vance

Municipal Income Funds

September 30, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the period opened on October 1, 2015, U.S. Treasurys, along with municipal bonds, were about two months into a rally that would continue for most of the period.

In the closing months of 2015, concerns about the Chinese economy, falling commodity prices and uncertainty about the Federal Reserve Board’s (the Fed) interest rate decisions led many asset classes to experience dramatic volatility. But the municipal market, a high quality asset class with a generally improving credit landscape, continued its steady rally despite a Fed rate hike in December 2015. A combination of lower than expected new issue supply and strong inflows into municipal mutual funds in the final quarter of 2015 was an additional tailwind for the asset class.

In January of 2016, the municipal rally accelerated as U.S. equities experienced what was widely reported as their worst-ever start to a new year. The combination of plummeting oil prices and slowing economic growth in China helped drive a global “flight to quality,” with investors fleeing asset classes regarded as risky for the perceived safety of U.S. Treasurys and municipal bonds. Falling government interest rates around the world, driven by actions such as quantitative easing in Japan and the European Union, put many sovereign rates into negative territory and made Treasurys look attractive by comparison.

Great Britain’s June 2016 vote to leave the European Union, ongoing Fed caution, and mixed U.S. economic reports continued to fuel the municipal rally in the summer of 2016. Even the Commonwealth of Puerto Rico’s July 1, 2016 default on over $1 billion in municipal bond and debt service payments — its second default in 2016 and its largest to date — failed to put a dent in the municipal rally, as the market had expected the defaults for some time.

In the final month of the period, however, remarks by three central banks — the European Central Bank, the Bank of Japan and the Fed — seemed to indicate that rates might begin to rise sooner than markets had anticipated. As a result, municipal rates crept upward in September of 2016 and prices declined modestly for the month.

For the one-year period as a whole, the yield curve flattened for municipal AAA-rated7 issues. Rates rose in the one- to three-year area of the curve — driven in part by new money market regulations set to take effect in mid-October 2016 — but fell for maturities of four to 30 years. In general, longer maturities saw greater rate declines and thus better price performance. Across the yield curve, municipal bonds outperformed U.S. Treasurys for the period.

Fund Performance

For the fiscal year ended September 30, 2016, AMT-Free Municipal Income Fund and National Municipal Income Fund Class A shares at net asset value (NAV) outperformed the 5.58% return of the Funds’ primary benchmark, the Bloomberg Barclays Municipal Bond Index (the Index).2

The Funds’ overall strategy is to invest normally in bonds with maturities of 10 years or more, in order to capture their typically higher yields and a greater income stream compared with shorter-maturity issues.

The Funds seek to enhance tax-exempt income by entering into residual interest bond transactions (RIB transactions)6 and investing the proceeds of such transactions in additional municipal securities, which creates leverage in the Funds. Leverage has the effect of magnifying the Funds’ exposure to their underlying investments in both up and down markets. During this period of positive performance by municipal bonds, leverage helped performance of both Funds relative to the Index.

By using Treasury futures and/or interest-rate swaps, management hedges to various degrees against the greater potential risk of volatility caused by the use of leverage and investing in bonds at the long end of the yield curve. As a risk management tactic within the Funds’ overall strategies, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. During this period of positive performance by municipal bonds, the Funds’ Treasury futures hedge mitigated some of the upside and thus detracted modestly from the Funds’ performance relative to the unhedged Index.

Fund-Specific Results

Eaton Vance AMT-Free Municipal Income Fund Class A shares at NAV returned 6.33%, outperforming the 5.58% return of the Index. Contributors to Fund performance versus the Index included security selection and an overweight, relative to the Index, in industrial development revenue bonds; an overweight in zero-coupon bonds, which were the best-performing coupon structure in the Index during the period; and security selection in A-rated bonds. Detractors from results relative to the Index included the Fund’s hedging strategy, as noted above, as well as an overweight in pre-refunded, or escrowed, bonds and security selection in the electric utility sector.

Eaton Vance National Municipal Income Fund Class A shares at NAV returned 7.68%, outperforming the 5.58% return of the Index. Contributors to performance relative to the Index included RIB transactions as noted above, an overweight in A-rated and BBB-rated bonds, and an overweight and security selection in insured Puerto Rico bonds. The majority of the Fund’s Puerto Rico holdings were insured by various municipal bond insurers. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period. As the period ended, the situation in Puerto Rico was continuing to evolve. In contrast, detractors from performance versus the Index included the Fund’s hedging strategy, security selection in the resource recovery sector, and security selection in the leasing sector, which was the best-performing sector in the Index during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2016

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	6.33%	5.91%	3.85%
Class A with 4.75% Maximum Sales Charge	—	—	1.28	4.89	3.35
Class B at NAV	01/14/1998	03/16/1978	5.56	5.11	3.08
Class B with 5% Maximum Sales Charge	—	—	0.56	4.78	3.08
Class C at NAV	05/02/2006	03/16/1978	5.56	5.13	3.09
Class C with 1% Maximum Sales Charge	—	—	4.56	5.13	3.09
Class I at NAV	03/16/1978	03/16/1978	6.60	6.18	4.11
Bloomberg Barclays Municipal Bond Index	—	—	5.58%	4.48%	4.74%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	—	8.72	6.42	5.29

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.90%	1.65%	1.65%	0.65%
Net		0.82	1.57	1.57	0.57

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.59%	2.85%	2.85%	3.84%
Taxable-Equivalent Distribution Rate		6.34	5.04	5.04	6.78
SEC 30-day Yield		1.33	0.66	0.66	1.65
Taxable-Equivalent SEC 30-day Yield		2.36	1.17	1.16	2.91

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					9.03%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	09/30/2006	$13,548	N.A.
Class C	$10,000	09/30/2006	$13,563	N.A.
Class I	$250,000	09/30/2006	$374,104	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2016

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

National Municipal Income Fund

September 30, 2016

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	7.68%	6.25%	3.49%
Class A with 4.75% Maximum Sales Charge	—	—	2.56	5.22	2.99
Class B at NAV	12/19/1985	12/19/1985	6.88	5.46	2.72
Class B with 5% Maximum Sales Charge	—	—	1.88	5.14	2.72
Class C at NAV	12/03/1993	12/19/1985	6.88	5.46	2.72
Class C with 1% Maximum Sales Charge	—	—	5.88	5.46	2.72
Class I at NAV	07/01/1999	12/19/1985	7.94	6.52	3.75
Bloomberg Barclays Municipal Bond Index	—	—	5.58%	4.48%	4.74%
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	—	8.72	6.42	5.29

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.76%	1.51%	1.51%	0.51%
Net		0.67	1.42	1.42	0.42

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.58%	2.84%	2.84%	3.83%
Taxable-Equivalent Distribution Rate		6.33	5.02	5.02	6.77
SEC 30-day Yield		1.72	1.06	1.06	2.05
Taxable-Equivalent SEC 30-day Yield		3.04	1.87	1.88	3.63

% Total Leverage[6]
RIB Financing					9.41%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class B	$10,000	09/30/2006	$13,084	N.A.
Class C	$10,000	09/30/2006	$13,082	N.A.
Class I	$250,000	09/30/2006	$361,411	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

National Municipal Income Fund

September 30, 2016

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

6

Eaton Vance

Municipal Income Funds

September 30, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Prior to August 24, 2016, Bloomberg Barclays Municipal Bond Index and Bloomberg Barclays Long (22+) Year Municipal Bond Index were named Barclays Municipal Bond Index and Barclays Long (22+) Year Municipal Bond Index, respectively. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

7

Eaton Vance

Municipal Income Funds

September 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 – September 30, 2016).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period* (4/1/16 – 9/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,025.00	$4.66	0.92%
Class B	$1,000.00	$1,021.20	$8.44	1.67%
Class C	$1,000.00	$1,021.20	$8.44	1.67%
Class I	$1,000.00	$1,025.70	$3.39	0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.65	0.92%
Class B	$1,000.00	$1,016.70	$8.42	1.67%
Class C	$1,000.00	$1,016.70	$8.42	1.67%
Class I	$1,000.00	$1,021.70	$3.39	0.67%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2016.

8

Eaton Vance

Municipal Income Funds

September 30, 2016

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period* (4/1/16 – 9/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,035.90	$4.17	0.82%
Class B	$1,000.00	$1,032.10	$7.98	1.57%
Class C	$1,000.00	$1,032.10	$7.98	1.57%
Class I	$1,000.00	$1,037.20	$2.90	0.57%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.14	0.82%
Class B	$1,000.00	$1,017.20	$7.92	1.57%
Class C	$1,000.00	$1,017.20	$7.92	1.57%
Class I	$1,000.00	$1,022.20	$2.88	0.57%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2016.

9

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2016

Portfolio of Investments

Tax-Exempt Investments — 107.4%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.8%
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	$9,900	$11,152,251

		$11,152,251

Education — 6.3%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$5,000	$5,970,600
New Hampshire Health and Education Facilities Authority, (University System of New Hampshire), (SPA: Wells Fargo Bank, N.A.), 0.85%, 7/1/33(2)	5,000	5,000,000
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,050	1,252,965
University of California, 5.25%, 5/15/35	3,555	4,379,547
University of Nebraska, 5.00%, 5/15/35	1,000	1,204,040
University of Nebraska, 5.00%, 7/1/35	3,000	3,620,250
West Virginia University, 5.00%, 10/1/31	3,000	3,579,690

		$25,007,092

Electric Utilities — 6.7%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,798,691
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	3,945,146
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,410	1,581,103
San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34(1)	7,000	7,667,030
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,527,326
Utility Debt Securitization Authority, NY, 5.00%, 12/15/34	3,700	4,630,439
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	3,285	3,635,937

		$26,785,672

Escrowed / Prerefunded — 12.3%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$880	$1,022,217
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,320	1,543,991
Fairfax County Economic Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/17, 5.125%, 10/1/37	1,595	1,664,414
Fairfax County Economic Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/17, 5.125%, 10/1/42	2,255	2,353,138
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	10,000	9,875,200
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.25%, 9/15/25	830	918,080

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.25%, 9/15/25	$330	$365,020
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.375%, 9/15/27	1,110	1,231,156
Idaho Bond Bank Authority, Prerefunded to 3/15/19, 5.375%, 9/15/27	445	493,572
Idaho Health Facilities Authority, (Trinity Health Credit Group), Prerefunded to 12/1/18, 6.25%, 12/1/33	2,985	3,318,842
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	7,050	8,401,908
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	70	83,071
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.25%, 11/15/23	1,800	2,006,172
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.50%, 11/15/28	3,730	4,176,854
Missouri Health and Educational Facilities Authority, (Washington University), Prerefunded to 3/15/18, 5.375%, 3/15/39(1)	4,110	4,381,506
Savannah Economic Development Authority, GA, Escrowed to Maturity, 0.00%, 12/1/21	6,000	5,585,820
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	1,415	1,538,501

		$48,959,462

General Obligations — 12.3%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/32	$2,465	$2,980,974
California, 5.00%, 10/1/24	960	1,219,325
California, 5.00%, 10/1/26	1,300	1,644,149
California, 5.00%, 10/1/27	630	794,210
California, 5.25%, 10/1/29	560	672,218
California, 5.25%, 10/1/32	3,480	4,160,479
Foothill-De Anza Community College District, CA, 5.00%, 8/1/34	1,150	1,406,519
Foothill-De Anza Community College District, CA, 5.00%, 8/1/36	1,150	1,398,112
Illinois, 5.00%, 6/1/27	5,000	5,750,750
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	5,184,395
Massachusetts, 5.00%, 3/1/35	5,000	6,006,500
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,071,685
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(3)	7,700	8,577,184
University of Connecticut, 5.00%, 2/15/32	650	770,348
Washington, 5.25%, 2/1/36(1)	6,000	7,006,080
Wentzville R-IV School District, MO, 0.00%, 3/1/29	600	436,572

		$49,079,500

10	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 14.4%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$619,535
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,839,211
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	2,031,268
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,300	2,697,256
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,578,340
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,470,249
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,448,200
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/45	2,155	2,311,367
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,380,726
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/36	5,345	5,365,097
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	5,961,102
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	2,110	2,581,205
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	930,445
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/29	1,450	1,804,597
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,665,340
Ohio, (University Hospitals Health Systems, Inc.), 5.00%, 1/15/36	2,500	2,977,575
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/34	2,035	2,305,757
Oneida County Industrial Development Agency, NY, (St. Elizabeth Medical Center), 5.75%, 12/1/19	895	897,730
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,124,670
Pulaski County, AR, (Arkansas Children’s Hospital), 5.00%, 3/1/36	2,155	2,589,987
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,911,600

		$57,491,257

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	$285	$227,971

		$227,971

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 0.8%
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	$125	$125,021
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	2,670	3,072,369

		$3,197,390

Insured – Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,310,630

		$2,310,630

Insured – Electric Utilities — 2.0%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$5,415	$6,057,760
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	2,090,992

		$8,148,752

Insured – Escrowed / Prerefunded — 0.4%
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/21	$1,560	$1,463,452

		$1,463,452

Insured – General Obligations — 0.9%
Chicago, IL, (AGM), 5.25%, 1/1/31	$1,900	$2,097,163
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	475	544,483
Yuma and La Paz Counties Community College District, AZ, (Arizona Western College), (NPFG), 3.75%, 7/1/31	985	986,606

		$3,628,252

Insured – Lease Revenue / Certificates of Participation — 1.4%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$5,497,391

		$5,497,391

Insured – Other Revenue — 1.3%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$5,383,846

		$5,383,846

Insured – Special Tax Revenue — 5.5%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$5,765	$5,792,384

11	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	$6,000	$7,944,300
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	3,483,911
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	1,261,303
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	12,295	2,342,443
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,336,313

		$22,160,654

Insured – Transportation — 3.0%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$1,000	$1,185,810
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,180,530
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	929,668
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	2,589,473
New Orleans Aviation Board, LA, (AGC), 6.00%, 1/1/23	1,040	1,149,127
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	5,285	4,877,579

		$11,912,187

Insured – Water and Sewer — 3.1%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,155	$4,351,365
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	5,439,850
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	655	769,730
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	565	661,796
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	280	325,830
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	565	654,473

		$12,203,044

Other Revenue — 4.0%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	$1,200	$297,876
New York City Transitional Finance Authority, NY, (Building Aid), 6.00%, 7/15/38	7,250	7,897,642
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	235	233,919
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	3,485	4,425,427
Seminole Tribe, FL, 5.50%, 10/1/24(6)	1,150	1,194,034

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(6)	$1,950	$1,992,510

		$16,041,408

Senior Living / Life Care — 2.4%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,650	$1,930,880
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	1,480	1,058,008
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	570	696,147
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	2,690	3,319,863
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,822,587
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	160	176,606
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	660	729,986

		$9,734,077

Special Tax Revenue — 4.3%
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	$1,050	$1,050,956
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	2,000	2,436,680
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,434,288
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 5/1/31	2,500	2,849,875
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/26	560	446,454
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/27	1,375	1,053,951
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	2,340	1,760,452
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,060	1,062,120
Successor Agency to La Quinta Redevelopment Agency, CA, 5.00%, 9/1/30	4,125	5,027,138

		$17,121,914

Transportation — 21.4%
Central Florida Expressway Authority, 4.00%, 7/1/35(7)	$5,000	$5,460,500
Central Texas Regional Mobility Authority, 5.00%, 1/1/34	1,700	2,016,642
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	415	495,813
Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	5,000	5,913,350

12	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	$5,250	$6,261,937
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,350,580
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,782,098
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	1,040	1,248,853
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,245,167
Metropolitan Transportation Authority, NY, 5.00%, 11/15/37	2,390	2,900,026
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	450	500,886
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	1,270	1,419,708
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	6,450	7,705,879
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,075	4,465,222
New Jersey Turnpike Authority, 5.00%, 1/1/30	3,060	3,609,270
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	14,418,355
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	5,235	6,115,475
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	4,148,025
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,504,838
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	10,904,900

		$85,467,524

Water and Sewer — 1.4%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(1)(3)	$5,280	$5,726,354

		$5,726,354

Total Tax-Exempt Investments — 107.4% (identified cost $383,095,241)		$428,700,080

Other Assets, Less Liabilities — (7.4)%		$(29,400,599)

Net Assets — 100.0%		$399,299,481

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	20.1%
New York	18.1%
Illinois	11.8%
Texas	10.6%
Others, representing less than 10% individually	46.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2016, 17.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)

Variable rate demand obligation that may be tendered at par on the same or next business day for payment. The stated interest rate, which generally resets daily, represents the rate in effect at September 30, 2016.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $5,008,538.

(4)	The issuer is in default on the payment of principal but continues to pay interest.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2016, the aggregate value of these securities is $3,186,544 or 0.8% of the Fund’s net assets.

(7)	When-issued security.

13	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	245	Short	Dec-16	$(32,155,789)	$(32,125,625)	$30,164
U.S. Long Treasury Bond	121	Short	Dec-16	(20,689,444)	(20,346,906)	342,538

						$372,702

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.
SPA	–	Standby Bond Purchase Agreement

14	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2016

Portfolio of Investments

Tax-Exempt Municipal Securities — 106.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.3%
Connecticut, (State Revolving Fund), 5.00%, 3/1/28	$10,000	$12,477,700
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	25,085	29,008,796

		$41,486,496

Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$14,652	$6,706,218

		$6,706,218

Education — 3.3%
Auburn University, AL, 5.00%, 6/1/22	$545	$657,793
Auburn University, AL, 5.00%, 6/1/23	495	610,810
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	7,395	8,830,517
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/21	325	385,486
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/22	300	364,284
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/23	425	525,921
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/24	400	503,312
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/25	825	1,048,616
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	11,849,469
Rutgers State University, NJ, 5.00%, 5/1/43(2)(3)	37,000	43,393,230
University of California, 5.25%, 5/15/36	7,080	8,705,214
University of California, 5.25%, 5/15/37	13,000	15,953,210
University of California, 5.25%, 5/15/38	7,700	9,430,960

		$102,258,822

Electric Utilities — 8.3%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$9,692,630
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/35	11,995	14,769,923
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/37	1,000	1,225,710
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42	7,000	8,547,350
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/46	5,500	6,690,200

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Omaha Public Power District, NE, 5.00%, 2/1/39	$11,205	$13,478,270
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,625	8,073,623
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	6,875	8,217,206
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/41	1,450	1,728,734
San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34(2)	41,100	45,016,419
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	11,660,700
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(2)	22,500	27,706,950
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(2)	27,500	33,736,175
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	3,975	4,990,493
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41	26,600	31,931,172
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	30,660	33,935,408

		$261,400,963

Escrowed / Prerefunded — 6.0%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,857,416
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	9,530	11,070,143
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	14,295	16,720,719
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	350	400,943
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	375	431,040
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	285	338,218
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	29,715	35,413,148
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.25%, 11/15/23	15,540	17,319,952
Miami-Dade County, FL, (Miami International Airport), Prerefunded to 10/1/19, 5.50%, 10/1/36	3,500	3,968,650
Missouri Health and Educational Facilities Authority, (Washington University), Prerefunded to 3/15/18, 5.375%, 3/15/39(2)	45,615	48,628,327
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	605	674,254
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	5,317,045

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	$3,585	$4,316,770
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	12,249,500
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,161,450
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	14,518,125
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	13,215	14,368,405

		$189,754,105

General Obligations — 21.9%
Aldine Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	$11,295	$13,510,740
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 4.00%, 6/1/28	170	199,454
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/31	2,875	3,609,246
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/32	1,135	1,418,217
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/33	2,035	2,532,903
California, 5.00%, 10/1/24	9,755	12,390,118
California, 5.00%, 9/1/35	24,625	30,442,164
Dallas County Community College District, TX, 5.00%, 2/15/26	10,040	12,990,656
Dallas County, TX, 5.00%, 8/15/24	7,000	8,857,240
Georgia, 4.00%, 7/1/25	20,000	24,260,600
Illinois, 5.00%, 6/1/22	22,000	24,781,460
Illinois, 5.00%, 5/1/26	24,650	27,853,761
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,251,814
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,793,573
Katy Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	10,000	12,199,000
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	16,395,625
Lakeview School District, MI, 5.00%, 5/1/34	1,725	2,074,244
Lakeview School District, MI, 5.00%, 5/1/40	1,800	2,137,536
Lakeview School District, MI, 5.00%, 5/1/42	2,500	2,966,475
Lakeview School District, MI, 5.00%, 5/1/46	1,500	1,775,730
Lansing School District, MI, 5.00%, 5/1/36	1,395	1,659,171
Lansing School District, MI, 5.00%, 5/1/37	1,485	1,763,467

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Lansing School District, MI, 5.00%, 5/1/38	$1,040	$1,231,173
Lansing School District, MI, 5.00%, 5/1/39	1,000	1,181,970
Lansing School District, MI, 5.00%, 5/1/40	1,000	1,181,050
Lansing School District, MI, 5.00%, 5/1/41	1,100	1,298,143
Los Angeles Community College District, CA, 5.00%, 8/1/36(4)	10,000	12,393,200
Los Angeles Community College District, CA, 5.00%, 8/1/38(4)	10,000	12,343,700
Maryland, 4.00%, 6/1/27	36,000	42,243,120
Maryland, 5.00%, 8/1/23	17,150	21,473,344
Massachusetts, 5.00%, 7/1/35	10,000	12,155,700
Massachusetts, 5.00%, 3/1/36	8,500	10,191,670
Massachusetts, 5.00%, 7/1/36	21,160	25,665,387
Massachusetts, 5.00%, 3/1/37	11,500	13,762,510
Miami-Dade County, FL, 4.00%, 7/1/37	6,055	6,792,015
Minnesota, 5.00%, 8/1/21	250	297,005
New York, NY, 5.00%, 8/1/28	26,430	33,839,386
North Carolina, 5.00%, 6/1/22	10,000	12,169,000
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 4.00%, 6/1/32	3,905	4,412,416
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 4.00%, 6/1/33	4,115	4,619,622
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 4.00%, 6/1/34	3,335	3,731,832
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 4.00%, 6/1/36	3,800	4,217,810
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	45,143,549
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	10,846,600
Romeo Community Schools, MI, 5.00%, 5/1/36	500	594,685
Romeo Community Schools, MI, 5.00%, 5/1/38	1,875	2,219,663
Romeo Community Schools, MI, 5.00%, 5/1/41	2,200	2,596,286
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(3)	57,400	63,939,008
Tennessee, 5.00%, 8/1/23	5,000	6,260,450
Texas, (Texas Transportation Commission), 5.00%, 10/1/44	42,030	50,383,462
Washington, 5.00%, 2/1/35	9,000	10,988,640
Washington, Series 2011B, 5.00%, 2/1/33	18,940	21,856,002
Washington, Series 2014D, 5.00%, 2/1/33	19,700	23,639,015
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/31	12,995	15,595,429

		$690,126,036

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 8.0%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,600,657
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	36,700	41,410,445
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	20,702,404
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	29,863,315
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	16,289,660
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	2,200	2,625,942
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/33	10,000	10,217,200
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/25	7,930	9,258,037
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	2,500	2,843,625
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 4.00%, 10/1/35	1,500	1,640,325
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/46	3,500	4,227,160
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,901,453
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	9,012,604
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	9,170	12,595,637
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	30,154,260
Washington Township Health Care District, 6.25%, 7/1/39	16,675	18,728,026
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 3.25%, 6/1/39	2,400	2,404,872
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	25,805,447

		$253,281,069

Housing — 0.4%
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	$10,640	$10,614,038
Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	1,850	1,877,436

		$12,491,474

Industrial Development Revenue — 3.3%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$8,155	$8,329,680

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	$12,360	$12,760,340
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	19,755	20,507,073
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	865	865,147
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	395	427,110
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	31,555,024
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 5.00% to 9/1/20 (Put Date), 12/1/37	18,120	18,764,166
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 7/1/29	10,000	10,092,100

		$103,300,640

Insured – Education — 0.1%
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,324,870

		$1,324,870

Insured – General Obligations — 0.4%
Chicago, IL, (AGM), 5.25%, 1/1/31	$7,600	$8,388,652
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	4,525	5,186,917

		$13,575,569

Insured – Hospital — 0.4%
Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	$12,000	$13,707,720

		$13,707,720

Insured – Other Revenue — 2.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$68,155	$34,616,606
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/41	25,000	7,665,000
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,275	12,559,673
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	6,796,641

		$61,637,920

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 3.6%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$14,865,620
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	4,183,410
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	83,550	17,692,548
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	253,860	51,272,104
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	128,640	24,508,493

		$112,522,175

Insured – Student Loan — 0.8%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$24,020	$25,179,205

		$25,179,205

Insured – Transportation — 3.9%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$5,383,073
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	19,180	20,508,215
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	57,145	75,799,414
San Jose, CA, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	21,864,465

		$123,555,167

Lease Revenue / Certificates of Participation — 2.8%
Mohave County Industrial Development Authority, AZ, (Mohave Prison, LLC), 8.00%, 5/1/25	$38,660	$38,900,852
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	32,875	37,638,258
Wake County, NC, Limited Obligation Bonds, 5.00%, 12/1/34	10,000	12,518,000

		$89,057,110

Nursing Home — 0.2%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$7,730	$7,593,102

		$7,593,102

Other Revenue — 6.0%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/42	$5,090	$6,039,998

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.12%, 4/2/18 (Put Date), 10/1/47(5)	$5,000	$5,007,050
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	250	62,057
MTA Hudson Rail Yards Trust Obligations, NY, 5.00%, 11/15/46	15,000	16,501,800
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.103%, 8/1/19 (Put Date), 11/1/39(5)	8,300	8,238,082
New York City Industrial Development Agency, NY, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46(7)	12,330	4,068,653
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	12,102,900
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(8)	12,000	11,660,520
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(8)	19,000	17,242,500
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	12,765	16,209,635
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	26,135	32,769,370
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/29	11,190	12,795,989
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,528,387
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	34,755	39,400,701

		$187,627,642

Senior Living / Life Care — 0.4%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(7)	$409	$99,980
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	16,435	11,748,888

		$11,848,868

Special Tax Revenue — 7.9%
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/41(4)	$4,000	$4,902,800
Metropolitan Pier and Exposition Authority, IL, (Liq: Morgan Stanley Bank), 1.43%, 6/15/50(8)(9)	30,000	30,000,000
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 5.00%, 11/15/36	11,700	14,490,918
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(6)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(6)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	410	410,921

18	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/34	$8,725	$10,406,918
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/34	14,900	18,386,302
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/38	13,710	16,560,446
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/38	10,000	12,287,700
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/38	11,675	14,106,669
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 5/1/40	2,455	2,975,239
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/34	21,835	26,524,721
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/35	12,895	15,642,538
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/36	10,000	12,122,200
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/44	10,000	11,818,200
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	10,000	12,265,300
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/30	4,470	5,565,731
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/26	20,940	26,648,663
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	500	501,180
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	365	360,244
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,610	1,126,791
Texas Transportation Commission, 5.00%, 4/1/33(2)(3)	10,000	12,049,600
Tri-County Metropolitan Transportation District, OR, 4.00%, 9/1/30	270	315,981

		$249,469,062

Student Loan — 0.5%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$10,290	$11,218,158
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	5,340	5,734,840

		$16,952,998

Transportation — 19.5%
Central Florida Expressway Authority, 4.00%, 7/1/35(4)	$3,500	$3,822,350
Central Florida Expressway Authority, 4.00%, 7/1/38(4)	13,335	14,446,072
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	6,810	8,277,351
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	5,075	5,880,656

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/40	$2,105	$2,449,778
Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	2,800	3,281,516
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,630,300
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,025	6,983,578
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	6,003,165
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	18,976,909
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	8,500	9,835,180
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	12,731,900
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,445	13,683,528
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	8,440	10,134,921
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,423,120
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,681,213
Illinois Toll Highway Authority, 5.00%, 1/1/32	2,500	2,983,450
Illinois Toll Highway Authority, 5.00%, 1/1/33	4,750	5,650,980
Illinois Toll Highway Authority, 5.25%, 1/1/29	12,000	13,459,680
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(3)	18,180	20,293,061
Kansas Department of Transportation, 5.00%, 9/1/30	26,290	32,714,487
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	7,200	8,205,912
Metropolitan Transportation Authority, NY, 5.00%, 11/15/33	5,000	6,036,300
Metropolitan Transportation Authority, NY, 5.00%, 11/15/37	11,960	14,512,264
Metropolitan Transportation Authority, NY, 5.00%, 11/15/43	5,000	5,922,100
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	10,550	13,005,407
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	3,885	4,324,316
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	25,000	29,172,250
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.04%, 12/15/21 (Put Date), 6/15/34(5)	35,000	33,636,750
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	22,070	24,123,614
New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	12,192,400
New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	8,000	9,654,960

19	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New York Thruway Authority, 5.00%, 1/1/41	$5,775	$6,944,957
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/33	11,165	11,991,768
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	7,630	8,699,726
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	15,000	16,818,150
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	8,700	9,550,599
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	8,495	9,676,739
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	12,125	13,942,659
Pennsylvania Turnpike Commission, 6.00%, 12/1/34	21,415	25,275,268
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	30,656,912
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	34,606,380
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	28,356,253
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	38,980	42,507,300

		$615,156,179

Water and Sewer — 5.4%
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	$22,500	$25,511,625
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,405,619
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	62,741,297
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	9,352,477
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	9,025,763
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/38	4,455	5,534,536
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/47	7,890	9,319,905
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(2)(3)	32,355	35,090,184
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	10,000	11,949,400

		$170,930,806

Total Tax-Exempt Municipal Securities — 106.6% (identified cost $3,085,519,007)		$3,360,944,216

Taxable Municipal Securities — 3.8%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(10)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$1,037	$466,071

		$466,071

General Obligations — 1.2%
Chicago, IL, 7.517%, 1/1/40(11)	$25,000	$28,153,500
Chicago, IL, 7.75%, 1/1/42	7,900	8,527,892

		$36,681,392

Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$38,282,938

		$38,282,938

Insured-Transportation — 1.4%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$15,387,300
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	41,630	27,173,150

		$42,560,450

Total Taxable Municipal Securities — 3.8% (identified cost $100,938,286)		$117,990,851

Total Investments — 110.4% (identified cost $3,186,457,293)		$3,478,935,067

Other Assets, Less Liabilities — (10.4)%		$(327,098,637)

Net Assets — 100.0%		$3,151,836,430

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	19.8%
Texas	18.5%
California	15.1%
Others, representing less than 10% individually	57.0%

20	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2016, 11.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.6% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $75,601,440.

(4)	When-issued security.

(5)	Floating-rate security. The stated interest rate represents the rate in effect at September 30, 2016.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(7)	Security is in default and making only partial interest payments.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2016, the aggregate value of these securities is $58,903,020 or 1.9% of the Fund’s net assets.

(9)

Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at September 30, 2016.

(10)	Amount is less than 0.05%.

(11)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	2,000	Short	Dec-16	$(341,974,280)	$(336,312,500)	$5,661,780

						$5,661,780

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.

BHAC	–	Berkshire Hathaway Assurance Corp.
Liq	–	Liquidity Provider
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

21	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Statements of Assets and Liabilities

	September 30, 2016
Assets	AMT-Free Fund	National Fund
Investments —
Identified cost	$383,095,241	$3,186,457,293
Unrealized appreciation	45,604,839	292,477,774
Investments, at value	$428,700,080	$3,478,935,067
Cash	$8,922,810	$23,164
Restricted cash*	825,000	8,150,000
Interest receivable	4,814,483	40,097,240
Receivable for investments sold	4,686,137	21,259,584
Receivable for Fund shares sold	1,112,815	4,012,772
Receivable for variation margin on open financial futures contracts	281,078	2,937,500
Total assets	$449,342,403	$3,555,415,327

Liabilities
Payable for floating rate notes issued	$39,635,000	$327,225,000
Demand note payable	—	1,500,000
Payable for when-issued securities	8,967,666	60,476,928
Payable for Fund shares redeemed	706,764	9,142,241
Distributions payable	219,374	1,580,866
Payable to affiliates:
Investment adviser fee	141,321	882,740
Distribution and service fees	78,700	872,964
Interest expense and fees payable	132,832	1,145,327
Accrued expenses	161,265	752,831
Total liabilities	$50,042,922	$403,578,897
Net Assets	$399,299,481	$3,151,836,430

Sources of Net Assets
Paid-in capital	$452,407,811	$3,991,424,428
Accumulated net realized loss	(100,613,857)	(1,148,399,344)
Accumulated undistributed net investment income	1,527,986	10,671,792
Net unrealized appreciation	45,977,541	298,139,554
Net Assets	$399,299,481	$3,151,836,430

22	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Statements of Assets and Liabilities — continued

	September 30, 2016
Class A Shares	AMT-Free Fund	National Fund
Net Assets	$198,761,662	$1,857,374,993
Shares Outstanding	21,081,116	182,619,432
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.43	$10.17
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.90	$10.68

Class B Shares
Net Assets	$473,418	$16,643,929
Shares Outstanding	50,548	1,636,634
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.37	$10.17

Class C Shares
Net Assets	$45,606,187	$576,664,322
Shares Outstanding	4,864,171	56,699,630
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.38	$10.17

Class I Shares
Net Assets	$154,458,214	$701,153,186
Shares Outstanding	14,997,934	68,936,590
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.30	$10.17

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Statements of Operations

	Year Ended September 30, 2016
Investment Income	AMT-Free Fund	National Fund
Interest	$17,493,345	$147,380,353
Total investment income	$17,493,345	$147,380,353

Expenses
Investment adviser fee	$1,625,496	$10,975,979
Distribution and service fees
Class A	492,470	4,725,886
Class B	5,768	212,898
Class C	439,805	5,837,233
Trustees’ fees and expenses	20,047	68,000
Custodian fee	94,921	543,027
Transfer and dividend disbursing agent fees	116,787	1,286,712
Legal and accounting services	75,591	157,857
Printing and postage	20,400	166,988
Registration fees	72,441	101,942
Interest expense and fees	374,928	3,709,910
Miscellaneous	43,470	195,381
Total expenses	$3,382,124	$27,981,813

Net investment income	$14,111,221	$119,398,540

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,728,199	$74,155,828
Financial futures contracts	(4,104,632)	(44,025,369)
Net realized gain (loss)	$(2,376,433)	$30,130,459
Change in unrealized appreciation (depreciation) —
Investments	$9,229,150	$72,043,184
Financial futures contracts	1,049,633	11,274,914
Net change in unrealized appreciation (depreciation)	$10,278,783	$83,318,098

Net realized and unrealized gain	$7,902,350	$113,448,557

Net increase in net assets from operations	$22,013,571	$232,847,097

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Statements of Changes in Net Assets

	Year Ended September 30, 2016
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$14,111,221	$119,398,540
Net realized gain (loss) from investment transactions and financial futures contracts	(2,376,433)	30,130,459
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	10,278,783	83,318,098
Net increase in net assets from operations	$22,013,571	$232,847,097
Distributions to shareholders —
From net investment income
Class A	$(7,463,799)	$(71,932,836)
Class B	(17,721)	(653,378)
Class C	(1,335,701)	(17,833,506)
Class I	(5,214,655)	(28,116,135)
Total distributions to shareholders	$(14,031,876)	$(118,535,855)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$23,717,733	$121,279,280
Class B	67,776	180,949
Class C	8,306,486	45,860,167
Class I	52,505,238	270,386,041
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,780,436	61,027,754
Class B	10,960	540,641
Class C	1,019,775	13,895,605
Class I	3,812,028	22,525,860
Cost of shares redeemed
Class A	(30,665,637)	(298,162,237)
Class B	(170,468)	(4,435,673)
Class C	(6,597,363)	(89,291,751)
Class I	(14,318,244)	(291,379,358)
Net asset value of shares exchanged
Class A	233,183	6,186,649
Class B	(233,183)	(6,186,649)
Net increase (decrease) in net assets from Fund share transactions	$44,468,720	$(147,572,722)

Net increase (decrease) in net assets	$52,450,415	$(33,261,480)

Net Assets
At beginning of year	$346,849,066	$3,185,097,910
At end of year	$399,299,481	$3,151,836,430

Accumulated undistributed net investment income included in net assets
At end of year	$1,527,986	$10,671,792

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2015
Increase (Decrease) in Net Assets	AMT-Free Fund	National Fund
From operations —
Net investment income	$13,949,736	$128,664,364
Net realized gain from investment transactions and financial futures contracts	1,697,645	59,873,899
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(7,001,165)	(82,156,831)
Net increase in net assets from operations	$8,646,216	$106,381,432
Distributions to shareholders —
From net investment income
Class A	$(7,936,334)	$(78,357,303)
Class B	(36,880)	(1,072,302)
Class C	(1,325,188)	(19,544,324)
Class I	(4,573,822)	(28,623,549)
Total distributions to shareholders	$(13,872,224)	$(127,597,478)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$21,442,536	$107,301,453
Class B	46,128	271,900
Class C	9,845,957	37,754,925
Class I	24,348,878	193,831,273
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,174,572	66,116,345
Class B	24,886	888,634
Class C	995,092	15,085,541
Class I	3,375,303	23,524,642
Cost of shares redeemed
Class A	(32,594,061)	(398,588,759)
Class B	(227,228)	(7,541,798)
Class C	(5,487,085)	(109,373,397)
Class I	(18,521,346)	(224,390,619)
Net asset value of shares exchanged
Class A	694,287	10,369,631
Class B	(694,287)	(10,369,631)
Net increase (decrease) in net assets from Fund share transactions	$10,423,632	$(295,119,860)

Net increase (decrease) in net assets	$5,197,624	$(316,335,906)

Net Assets
At beginning of year	$341,651,442	$3,501,433,816
At end of year	$346,849,066	$3,185,097,910

Accumulated undistributed net investment income included in net assets
At end of year	$1,527,986	$10,671,791

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Statement of Cash Flows*

Year Ended September 30, 2016
Cash Flows From Operating Activities	National Fund
Net increase in net assets from operations	$232,847,097
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(2,479,597,661)
Investments sold	2,741,244,896
Net amortization/accretion of premium (discount)	5,958,210
Decrease in interest receivable	3,027,506
Increase in receivable for variation margin on open financial futures contracts	(1,812,500)
Decrease in payable to affiliate for investment adviser fee	(27,154)
Decrease in payable to affiliate for distribution and service fees	(18,332)
Increase in interest expense and fees payable	315,135
Increase in accrued expenses	205,576
Net change in unrealized (appreciation) depreciation from investments	(72,043,184)
Net realized gain from investments	(74,155,828)
Net cash provided by operating activities	$355,943,761

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$436,620,598
Fund shares redeemed	(681,890,862)
Distributions paid, net of reinvestments	(20,737,646)
Proceeds from secured borrowings	42,575,000
Repayment of secured borrowings	(155,675,000)
Increase in demand note payable	1,500,000
Net cash used in financing activities	$(377,607,910)

Net decrease in cash	$(21,664,149)

Cash at beginning of year	$21,687,313

Cash at end of year	$23,164

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$97,989,860
Cash paid for interest and fees	$3,394,775

*	Statement of Cash Flows is not required for AMT-Free Fund.

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights

	AMT-Free Fund — Class A
	Year Ended September 30,				Nine Months Ended September 30, 2012(1)		Year Ended December 31, 2011
	2016	2015	2014	2013
Net asset value — Beginning of period	$9.210	$9.350	$8.670	$9.600	$8.840		$8.320

Income (Loss) From Operations
Net investment income(2)	$0.358	$0.374	$0.395	$0.400	$0.296		$0.437
Net realized and unrealized gain (loss)	0.218	(0.142)	0.677	(0.934)	0.758		0.505

Total income (loss) from operations	$0.576	$0.232	$1.072	$(0.534)	$1.054		$0.942

Less Distributions
From net investment income	$(0.356)	$(0.372)	$(0.392)	$(0.396)	$(0.294)		$(0.422)

Total distributions	$(0.356)	$(0.372)	$(0.392)	$(0.396)	$(0.294)		$(0.422)

Net asset value — End of period	$9.430	$9.210	$9.350	$8.670	$9.600		$8.840

Total Return(3)	6.33%	2.52%	12.63%	(5.75)%	12.06	%(4)	11.68%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$198,762	$194,227	$200,408	$224,506	$293,544		$299,566
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.81%	0.82%	0.83%	0.83%	0.84	%(6)	0.85%
Interest and fee expense(7)	0.10%	0.08%	0.09%	0.11%	0.11	%(6)	0.12%
Total expenses(5)	0.91%	0.90%	0.92%	0.94%	0.95	%(6)	0.97%
Net investment income	3.81%	4.02%	4.40%	4.26%	4.24	%(6)	5.19%
Portfolio Turnover	21%	17%	24%	31%	26	%(4)	20%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	AMT-Free Fund — Class B
	Year Ended September 30,				Nine Months Ended September 30, 2012(1)		Year Ended December 31, 2011
	2016	2015	2014	2013
Net asset value — Beginning of period	$9.150	$9.290	$8.620	$9.540	$8.780		$8.270

Income (Loss) From Operations
Net investment income(2)	$0.289	$0.303	$0.326	$0.326	$0.242		$0.372
Net realized and unrealized gain (loss)	0.215	(0.143)	0.667	(0.922)	0.758		0.495

Total income (loss) from operations	$0.504	$0.160	$0.993	$(0.596)	$1.000		$0.867

Less Distributions
From net investment income	$(0.284)	$(0.300)	$(0.323)	$(0.324)	$(0.240)		$(0.357)

Total distributions	$(0.284)	$(0.300)	$(0.323)	$(0.324)	$(0.240)		$(0.357)

Net asset value — End of period	$9.370	$9.150	$9.290	$8.620	$9.540		$8.780

Total Return(3)	5.56%	1.74%	11.73%	(6.42)%	11.50	%(4)	10.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$473	$783	$1,647	$2,893	$5,236		$7,771
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.56%	1.57%	1.58%	1.58%	1.59	%(6)	1.61%
Interest and fee expense(7)	0.10%	0.08%	0.09%	0.11%	0.11	%(6)	0.12%
Total expenses(5)	1.66%	1.65%	1.67%	1.69%	1.70	%(6)	1.73%
Net investment income	3.10%	3.27%	3.67%	3.49%	3.50	%(6)	4.46%
Portfolio Turnover	21%	17%	24%	31%	26	%(4)	20%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	AMT-Free Fund — Class C
	Year Ended September 30,				Nine Months Ended September 30, 2012(1)		Year Ended December 31, 2011
	2016	2015	2014	2013
Net asset value — Beginning of period	$9.160	$9.300	$8.620	$9.550	$8.790		$8.280

Income (Loss) From Operations
Net investment income(2)	$0.286	$0.302	$0.326	$0.327	$0.242		$0.371
Net realized and unrealized gain (loss)	0.218	(0.142)	0.677	(0.933)	0.758		0.496

Total income (loss) from operations	$0.504	$0.160	$1.003	$(0.606)	$1.000		$0.867

Less Distributions
From net investment income	$(0.284)	$(0.300)	$(0.323)	$(0.324)	$(0.240)		$(0.357)

Total distributions	$(0.284)	$(0.300)	$(0.323)	$(0.324)	$(0.240)		$(0.357)

Net asset value — End of period	$9.380	$9.160	$9.300	$8.620	$9.550		$8.790

Total Return(3)	5.56%	1.75%	11.84%	(6.51)%	11.49	%(4)	10.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,606	$41,903	$37,193	$40,823	$50,099		$43,863
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.56%	1.57%	1.58%	1.58%	1.59	%(6)	1.61%
Interest and fee expense(7)	0.10%	0.08%	0.09%	0.11%	0.11	%(6)	0.12%
Total expenses(5)	1.66%	1.65%	1.67%	1.69%	1.70	%(6)	1.73%
Net investment income	3.06%	3.27%	3.65%	3.52%	3.48	%(6)	4.42%
Portfolio Turnover	21%	17%	24%	31%	26	%(4)	20%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	AMT-Free Fund — Class I
	Year Ended September 30,				Nine Months Ended September 30, 2012(1)		Year Ended December 31, 2011
	2016	2015	2014	2013
Net asset value — Beginning of period	$10.060	$10.210	$9.470	$10.480	$9.660		$9.090

Income (Loss) From Operations
Net investment income(2)	$0.415	$0.434	$0.455	$0.463	$0.341		$0.500
Net realized and unrealized gain (loss)	0.240	(0.152)	0.737	(1.015)	0.819		0.554

Total income (loss) from operations	$0.655	$0.282	$1.192	$(0.552)	$1.160		$1.054

Less Distributions
From net investment income	$(0.415)	$(0.432)	$(0.452)	$(0.458)	$(0.340)		$(0.484)

Total distributions	$(0.415)	$(0.432)	$(0.452)	$(0.458)	$(0.340)		$(0.484)

Net asset value — End of period	$10.300	$10.060	$10.210	$9.470	$10.480		$9.660

Total Return(3)	6.60%	2.70%	12.99%	(5.46)%	12.27	%(4)	11.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$154,458	$109,937	$102,404	$99,553	$125,642		$101,762
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	0.56%	0.57%	0.58%	0.58%	0.59	%(6)	0.60%
Interest and fee expense(7)	0.10%	0.08%	0.09%	0.11%	0.11	%(6)	0.12%
Total expenses(5)	0.66%	0.65%	0.67%	0.69%	0.70	%(6)	0.72%
Net investment income	4.04%	4.27%	4.64%	4.52%	4.48	%(6)	5.42%
Portfolio Turnover	21%	17%	24%	31%	26	%(4)	20%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	National Fund — Class A
	Year Ended September 30,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.810	$9.870	$9.170	$10.200	$9.360

Income (Loss) From Operations
Net investment income(1)	$0.385	$0.389	$0.446	$0.468	$0.477
Net realized and unrealized gain (loss)	0.357	(0.064)	0.707	(1.032)	0.842

Total income (loss) from operations	$0.742	$0.325	$1.153	$(0.564)	$1.319

Less Distributions
From net investment income	$(0.382)	$(0.385)	$(0.453)	$(0.466)	$(0.479)

Total distributions	$(0.382)	$(0.385)	$(0.453)	$(0.466)	$(0.479)

Net asset value — End of year	$10.170	$9.810	$9.870	$9.170	$10.200

Total Return(2)	7.68%	3.35%	12.89%	(5.77)%	14.42%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,857,375	$1,899,324	$2,126,465	$2,134,502	$2,975,655
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.67%	0.67%	0.71%	0.66%	0.67%
Interest and fee expense(4)	0.12%	0.09%	0.09%	0.11%	0.11%
Total expenses(3)	0.79%	0.76%	0.80%	0.77%	0.78%
Net investment income	3.83%	3.94%	4.71%	4.67%	4.88%
Portfolio Turnover	71%	57%	47%	74%	59%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	National Fund — Class B
	Year Ended September 30,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.810	$9.870	$9.170	$10.200	$9.360

Income (Loss) From Operations
Net investment income(1)	$0.311	$0.315	$0.379	$0.392	$0.405
Net realized and unrealized gain (loss)	0.356	(0.064)	0.704	(1.031)	0.840

Total income (loss) from operations	$0.667	$0.251	$1.083	$(0.639)	$1.245

Less Distributions
From net investment income	$(0.307)	$(0.311)	$(0.383)	$(0.391)	$(0.405)

Total distributions	$(0.307)	$(0.311)	$(0.383)	$(0.391)	$(0.405)

Net asset value — End of year	$10.170	$9.810	$9.870	$9.170	$10.200

Total Return(2)	6.88%	2.58%	12.06%	(6.47)%	13.57%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,644	$25,732	$42,655	$59,244	$103,613
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.42%	1.42%	1.46%	1.41%	1.42%
Interest and fee expense(4)	0.12%	0.09%	0.09%	0.11%	0.11%
Total expenses(3)	1.54%	1.51%	1.55%	1.52%	1.53%
Net investment income	3.10%	3.20%	4.01%	3.90%	4.15%
Portfolio Turnover	71%	57%	47%	74%	59%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	National Fund — Class C
	Year Ended September 30,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.810	$9.870	$9.170	$10.200	$9.360

Income (Loss) From Operations
Net investment income(1)	$0.310	$0.315	$0.376	$0.392	$0.404
Net realized and unrealized gain (loss)	0.357	(0.064)	0.707	(1.031)	0.841

Total income (loss) from operations	$0.667	$0.251	$1.083	$(0.639)	$1.245

Less Distributions
From net investment income	$(0.307)	$(0.311)	$(0.383)	$(0.391)	$(0.405)

Total distributions	$(0.307)	$(0.311)	$(0.383)	$(0.391)	$(0.405)

Net asset value — End of year	$10.170	$9.810	$9.870	$9.170	$10.200

Total Return(2)	6.88%	2.58%	12.06%	(6.47)%	13.58%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$576,664	$585,346	$645,801	$681,072	$980,799
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.42%	1.42%	1.46%	1.41%	1.42%
Interest and fee expense(4)	0.12%	0.09%	0.09%	0.11%	0.11%
Total expenses(3)	1.54%	1.51%	1.55%	1.52%	1.53%
Net investment income	3.08%	3.19%	3.98%	3.92%	4.13%
Portfolio Turnover	71%	57%	47%	74%	59%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	National Fund — Class I
	Year Ended September 30,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.810	$9.870	$9.180	$10.200	$9.360

Income (Loss) From Operations
Net investment income(1)	$0.410	$0.413	$0.478	$0.492	$0.499
Net realized and unrealized gain (loss)	0.357	(0.063)	0.690	(1.021)	0.844

Total income (loss) from operations	$0.767	$0.350	$1.168	$(0.529)	$1.343

Less Distributions
From net investment income	$(0.407)	$(0.410)	$(0.478)	$(0.491)	$(0.503)

Total distributions	$(0.407)	$(0.410)	$(0.478)	$(0.491)	$(0.503)

Net asset value — End of year	$10.170	$9.810	$9.870	$9.180	$10.200

Total Return(2)	7.94%	3.50%	13.17%	(5.43)%	14.71%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$701,153	$674,696	$686,514	$981,936	$1,142,323
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.42%	0.42%	0.46%	0.41%	0.42%
Interest and fee expense(4)	0.12%	0.09%	0.09%	0.11%	0.11%
Total expenses(3)	0.54%	0.51%	0.55%	0.52%	0.53%
Net investment income	4.09%	4.19%	5.07%	4.93%	5.09%
Portfolio Turnover	71%	57%	47%	74%	59%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds’ investment objective is to provide current income exempt from regular federal income tax. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

36

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

G  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2016. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2016, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$39,635,000	$327,225,000
Interest Rate or Range of Interest Rates (%)	0.87 - 0.88	0.87 - 0.92
Collateral for Floating Rate Notes Outstanding	$61,326,905	$497,777,072

For the year ended September 30, 2016, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	AMT-Free Fund	National Fund

Average Floating Rate Notes Outstanding	$40,352,213	$413,647,964
Average Interest Rate	0.93%	0.90%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2016.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of

37

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts were restructured to comply with the Volcker Rule and all residual interest bonds held by the Funds at September 30, 2016 are Volcker Rule compliant. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of income.

Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts are recorded as interest expense.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2016 and September 30, 2015 was as follows:

	Year Ended September 30, 2016
	AMT-Free Fund	National Fund

Distributions declared from:
Tax-exempt income	$14,019,517	$111,588,564
Ordinary income	$12,359	$6,947,291

	Year Ended September 30, 2015
	AMT-Free Fund	National Fund

Distributions declared from:
Tax-exempt income	$13,862,456	$121,386,268
Ordinary income	$9,768	$6,211,210

38

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

During the year ended September 30, 2016, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for premium amortization and accretion of market discount.

	AMT-Free Fund	National Fund

Change in:
Paid-in capital	$(23,678,682)	$(53,981,575)
Accumulated net realized loss	$23,758,027	$54,844,259
Accumulated undistributed net investment income	$(79,345)	$(862,684)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	AMT-Free Fund	National Fund

Undistributed tax-exempt income	$1,747,360	$12,315,651
Capital loss carryforwards and deferred capital losses	$(100,679,488)	$(1,175,569,792)
Net unrealized appreciation	$46,043,172	$325,247,009
Other temporary differences	$(219,374)	$(1,580,866)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, futures contracts, the timing of recognizing distributions to shareholders, premium amortization, accretion of market discount, defaulted bond interest, residual interest bonds and expenditures on defaulted bonds.

At September 30, 2016, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	AMT-Free Fund	National Fund

September 30, 2017	$55,876,213	$16,271,265
September 30, 2018	10,549,691	797,269,779
September 30, 2019	—	56,374,590

Total capital loss carryforwards	$66,425,904	$869,915,634

Deferred capital losses:
Short-term	$14,235,747	$138,684,656
Long-term	$20,017,837	$166,969,502

Included in the amounts above for National Fund are capital loss carryforwards of $23,245,824 as a result of reorganizations which occurred in prior years. Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

39

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$343,021,908	$2,826,463,058

Gross unrealized appreciation	$47,937,485	$347,399,310
Gross unrealized depreciation	(1,894,313)	(22,152,301)

Net unrealized appreciation	$46,043,172	$325,247,009

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the year ended September 30, 2016, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund	National Fund

Investment Adviser Fee	$1,625,496	$10,975,979
Effective Annual Rate	0.44%	0.34%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended September 30, 2016 were as follows:

	AMT-Free Fund	National Fund

EVM’s Sub-Transfer Agent Fees	$6,996	$72,965
EVD’s Class A Sales Charges	$39,212	$200,308

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

40

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2016 for Class A shares amounted to the following:

	AMT-Free Fund	National Fund

Class A Distribution and Service Fees	$492,470	$4,725,886

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended September 30, 2016, the Funds paid or accrued to EVD the following distribution fees:

	AMT-Free Fund	National Fund

Class B Distribution Fees	$4,326	$159,673
Class C Distribution Fees	$329,854	$4,377,925

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2016 amounted to the following:

	AMT-Free Fund	National Fund

Class B Service Fees	$1,442	$53,225
Class C Service Fees	$109,951	$1,459,308

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended September 30, 2016, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Fund	National Fund

Class A	$500	$13,000
Class B	$—	$9,000
Class C	$4,000	$20,000

41

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2016 were as follows:

	AMT-Free Fund	National Fund

Purchases	$123,409,181	$2,540,074,589
Sales	$85,291,641	$2,745,358,349

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Year Ended September 30, 2016
	Class A	Class B	Class C	Class I

Sales	2,520,340	7,235	888,506	5,100,881
Issued to shareholders electing to receive payments of distributions in Fund shares	721,346	1,176	109,068	371,008
Redemptions	(3,264,204)	(18,382)	(706,437)	(1,396,701)
Exchange from Class B shares	24,857	—	—	—
Exchange to Class A shares	—	(25,022)	—	—

Net increase (decrease)	2,339	(34,993)	291,137	4,075,188

	Year Ended September 30, 2015
	Class A	Class B	Class C	Class I
Sales	2,305,225	4,929	1,059,132	2,394,293
Issued to shareholders electing to receive payments of distributions in Fund shares	772,082	2,691	107,698	332,557
Redemptions	(3,506,604)	(24,386)	(593,894)	(1,830,598)
Exchange from Class B shares	74,533	—	—	—
Exchange to Class A shares	—	(75,016)	—	—

Net increase (decrease)	(354,764)	(91,782)	572,936	896,252

National Fund
	Year Ended September 30, 2016
	Class A	Class B	Class C	Class I
Sales	12,090,458	17,973	4,565,856	26,891,785
Issued to shareholders electing to receive payments of distributions in Fund shares	6,070,050	53,873	1,382,163	2,240,594
Redemptions	(29,702,744)	(441,937)	(8,897,967)	(28,946,822)
Exchange from Class B shares	615,708	—	—	—
Exchange to Class A shares	—	(615,733)	—	—

Net increase (decrease)	(10,926,528)	(985,824)	(2,949,948)	185,557

42

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

	Year Ended September 30, 2015
	Class A	Class B	Class C	Class I
Sales	10,853,213	27,436	3,822,137	19,618,605
Issued to shareholders electing to receive payments of distributions in Fund shares	6,706,680	90,077	1,530,419	2,386,179
Redemptions	(40,416,710)	(764,180)	(11,105,550)	(22,775,604)
Exchange from Class B shares	1,051,142	—	—	—
Exchange to Class A shares	—	(1,051,100)	—	—

Net decrease	(21,805,675)	(1,697,767)	(5,752,994)	(770,820)

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $545 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At September 30, 2016, the National Fund had a balance outstanding pursuant to this line of credit of $1,500,000 at an interest rate of 1.40%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2016. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2016. The Funds’ average borrowings or allocated fees during the year ended September 30, 2016 were not significant.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2016 is included in the Portfolio of Investments. At September 30, 2016, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2016 were as follows:

	AMT-Free Fund		National Fund

Asset Derivative:

Futures Contracts	$372,702	(1)	$5,661,780	(1)

Total	$372,702		$5,661,780

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

43

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2016 was as follows:

	AMT-Free Fund		National Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(4,104,632	)(1)	$(44,025,369	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$1,049,633	(2)	$11,274,914	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the year ended September 30, 2016, which is indicative of the volume of this derivative type, was approximately as follows:

	AMT-Free Fund	National Fund

Average Notional Amount:

Futures Contracts – Short	$51,132,000	$322,430,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$428,700,080	$—	$428,700,080

Total Investments	$—	$428,700,080	$—	$428,700,080
Futures Contracts	$372,702	$—	$—	$372,702

Total	$372,702	$428,700,080	$—	$429,072,782

44

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$3,360,944,216	$—	$3,360,944,216

Taxable Municipal Securities	—	117,990,851	—	117,990,851

Total Investments	$—	$3,478,935,067	$—	$3,478,935,067

Futures Contracts	$5,661,780	$—	$—	$5,661,780

Total	$5,661,780	$3,478,935,067	$—	$3,484,596,847

The Funds held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

45

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance AMT-Free Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance AMT-Free Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of September 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance AMT-Free Municipal Income Fund as of September 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 21, 2016

46

Eaton Vance

National Municipal Income Fund

September 30, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance National Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of September 30, 2016, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance National Municipal Income Fund as of September 30, 2016, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 21, 2016

47

Eaton Vance

Municipal Income Funds

September 30, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2016, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

AMT-Free Municipal Income Fund	99.91%
National Municipal Income Fund	94.14%

48

Eaton Vance

Municipal Income Funds

September 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

49

Eaton Vance

Municipal Income Funds

September 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that (i) the continuation of the investment advisory agreement of Eaton Vance AMT-Free Municipal Income Fund (the “AMT-Free Muni Income Fund”) with Eaton Vance Management (“EVM”) and (ii) the continuation of the investment advisory agreement of Eaton Vance National Municipal Income Fund (the “National Muni Income Fund” and, together with the AMT-Free Muni Income Fund, the “Funds” and each, a “Fund”) with Boston Management and Research (“BMR”), an affiliate of EVM (EVM, with respect to the AMT-Free Muni Income Fund, and BMR, with respect to the National Muni Income Fund, are each referred to herein as the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of each Fund, the Board evaluated the nature, extent and quality of services provided to the Funds by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, respectively, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel, where relevant. In particular, the Board considered, where relevant, the abilities and experience of such investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered each Adviser’s municipal bond team, which includes portfolio managers and credit specialists who provide services to the applicable Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of each Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services.

50

Eaton Vance

Municipal Income Funds

September 30, 2016

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for each Fund. The Board considered, among other things, each Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

51

Eaton Vance

Municipal Income Funds

September 30, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust and Eaton Vance Mutual Funds Trust (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts’ affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trusts hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trusts, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trusts	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trusts.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly, held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

52

Eaton Vance

Municipal Income Funds

September 30, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

53

Eaton Vance

Municipal Income Funds

September 30, 2016

Management and Organization — continued

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trusts	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

54

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

55

This Page Intentionally Left Blank

Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

448    9.30.16

Eaton Vance

Municipals Trust

Annual Report

September 30, 2016

California Opportunities    •    Massachusetts    •    New York    •    Ohio

Commodity Futures Trading
Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2016

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance

2

Performance and Fund Profile

California Municipal Opportunities Fund

4

Massachusetts Municipal Income Fund

6

New York Municipal Income Fund

8

Ohio Municipal Income Fund

10

Endnotes and Additional Disclosures

12

Fund Expenses

13

Financial Statements

16

Report of Independent Registered Public Accounting Firm

63

Federal Tax Information

64

Board of Trustees’ Contract Approval

65

Management and Organization

68

Important Notices

71

Eaton Vance

Municipal Income Funds

September 30, 2016

Management’s Discussion of Fund
Performance1

Economic and Market Conditions

As the period opened on October 1, 2015, U.S. Treasurys, along with municipal bonds, were about two months into a rally that would continue for most of the period.

In the closing months of 2015, concerns about the Chinese economy, falling commodity prices and uncertainty about the Federal Reserve Board’s (the Fed)
interest rate decisions led many asset classes to experience dramatic volatility. But the municipal market, a high quality asset class with a generally improving credit landscape, continued its steady rally despite a Fed rate hike in December 2015.
A combination of lower than expected new issue supply and strong inflows into municipal mutual funds in the final quarter of 2015 was an additional tailwind for the asset class.

In January of 2016, the municipal rally accelerated as U.S. equities experienced what was widely reported as their worst-ever start to a new year. The combination of plummeting oil prices and slowing economic growth in China helped drive a global “flight to quality,” with investors fleeing asset classes regarded as risky for the perceived safety of U.S. Treasurys and municipal bonds. Falling government interest rates around the world, driven by actions such as quantitative easing in Japan and the European Union, put many sovereign rates into negative territory and made Treasurys look attractive by comparison.

Great Britain’s June 2016 vote to leave the European Union, ongoing Fed caution, and mixed U.S. economic reports continued to fuel the municipal rally in the summer of 2016. Even the Commonwealth of Puerto
Rico’s July 1, 2016 default on over $1 billion in municipal bond and debt service payments — its second default in 2016 and its largest to date — failed to put a dent in the municipal rally, as the market had expected the defaults for some time.

In the final month of the period, however, remarks by three central banks — the European Central Bank, the Bank of Japan and the Fed — seemed to indicate that rates might begin to rise sooner than markets had anticipated. As a result, municipal rates crept upward in September of 2016 and prices declined modestly for the month.

For the one-year period as a whole, the yield curve flattened for municipal AAA-rated7 issues. Rates rose in the one- to three-year area of the curve — driven in part by new money market regulations set to take effect in mid-October 2016 — but fell for maturities of four to 30 years. In general,

longer maturities saw greater rate declines and thus better price performance. Across the yield curve, municipal bonds outperformed U.S. Treasurys for the period.

Fund Performance

For the
fiscal year ended September 30, 2016, the California Opportunities, New York and Ohio Funds’ Class A shares at net asset value (NAV) outperformed the 5.58% return of the Funds’ primary benchmark, the Bloomberg Barclays Municipal Bond Index
(the Index),2 while the Massachusetts Fund’s Class A shares at NAV underperformed the Index.

The Massachusetts, New York, and Ohio Funds’ overall strategy is to invest normally in bonds with maturities of 10 years or more, in order to capture their typically higher yields and a greater income stream compared with shorter-maturity issues. The California Municipal Opportunities Fund employs a flexible investment strategy that allows it to seek opportunities virtually anywhere on the yield curve and anywhere on the credit curve, and across different sectors. Management has the ability to be opportunistic in pursuing the California Municipal Opportunities Fund’s after-tax total return objective, trading holdings whenever opportunities arise, with the ability to invest up to 20% of net assets in debt obligations other than tax-exempt municipal bonds, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. government, its agencies and instrumentalities. Up to 50% of the California Municipal Opportunities Fund’s net assets may be invested in below-investment-grade securities.

All four Funds seek to enhance tax-exempt income by entering into residual interest bond transactions (RIB transactions)6 and investing the proceeds of such transactions in additional municipal securities, which creates leverage in the Funds. Leverage has the effect of magnifying the Funds’ exposure to their underlying investments in both up and down markets. During this period of positive performance by municipal bonds, leverage helped performance of all Funds relative to the Index.

By using Treasury futures and/or interest-rate swaps,
management hedges to various degrees against the greater potential risk of volatility caused by the use of leverage and investing in bonds at the long end of the yield curve. As a risk management tactic within the Funds’ overall strategies, interest rate hedging is intended to moderate performance on both the upside and the downside of the market.

See Endnotes and Additional
Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

September 30, 2016

Management’s Discussion of Fund
Performance — continued

During this period of positive performance by municipal bonds, the Funds’ Treasury futures hedge mitigated some of the upside and thus detracted modestly from the Funds’ performance relative to the unhedged Index.

State-specific Results

Eaton Vance California Municipal Opportunities Fund’s Class A shares at NAV returned 7.83%, outperforming the 5.58% return of the Index. The main contributors to performance versus the Index were security selection in general obligation (GO) bonds; security selection and an overweight, relative to the Index, in zero-coupon bonds, which were the best-performing coupon structure in the Index during the period; and an overweight and security selection in insured Puerto Rico bonds. The majority of the Fund’s Puerto Rico holdings were insured by various municipal bond insurers. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period. As the period ended, the situation in Puerto Rico was continuing to evolve. Detractors from performance relative to the Index included the Fund’s hedging strategy, security selection in the transportation sector, and an underweight in bonds with 25 or more years remaining to maturity.

Eaton Vance Massachusetts Municipal Income Fund’s Class A shares at NAV returned 5.20%, underperforming the 5.58% return of the Index. The Fund’s hedging strategy, an overweight in prerefunded, or escrowed, bonds, and security selection in zero-coupon bonds all detracted from performance versus the Index. In contrast, contributors to results versus the Index included RIB transactions as noted above, an overweight and security selection in the hospital sector, and an overweight and security selection in the education sector.

Eaton Vance New York Municipal Income Fund’s Class A shares at NAV returned 6.49%, outperforming the 5.58% return of the Index. Contributors to performance relative to the Index included an overweight and security selection in industrial development revenue bonds, an overweight and security selection in bonds rated BBB and below, and an overweight in zero-coupon bonds. Detractors from performance versus the Index included the Fund’s hedging

strategy and an underweight in bonds with 25 or more years remaining to maturity.

Eaton Vance Ohio Municipal Income Fund’s Class A shares at NAV returned 6.33%, outperforming the 5.58% return of the Index. Security selection in insured
Puerto Rico bonds, security selection in GO bonds, and an overweight in zero-coupon bonds all contributed to performance versus the Index. Detractors from performance relative to the Index included the Fund’s hedging strategy, an overweight in prerefunded bonds, and an underweight and security selection in BBB-rated bonds.

See Endnotes and Additional
Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

California Municipal Opportunities Fund

September 30, 2016

Performance2,3

Portfolio Managers Craig R. Brandon, CFA and Adam
A. Weigold, CFA

% Average Annual Total Returns

  Class
Inception Date

  Performance
Inception Date

One Year

Five Years

Ten Years

Class A at NAV

05/27/1994

12/19/1985

7.83
%

6.10
%

4.08
%

Class A with 4.75% Maximum Sales Charge

—

—

2.72

5.07

3.57

Class C at NAV

08/31/2004

12/19/1985

6.98

5.31

3.31

Class C with 1% Maximum Sales Charge

—

—

5.98

5.31

3.31

Class I at NAV

03/03/2008

12/19/1985

8.09

6.38

4.30

Bloomberg Barclays Municipal Bond Index

—

—

5.58
%

4.48
%

4.74
%

% Total Annual Operating Expense Ratios[4]

Class A

Class C

Class I

Gross

0.88
%

1.63
%

0.63
%

Net

0.84

1.59

0.59

% Distribution Rates/Yields[5]

Class A

Class C

Class I

Distribution Rate

2.19
%

1.45
%

2.44
%

Taxable-Equivalent Distribution Rate

4.46

2.95

4.97

SEC 30-day Yield

0.89

0.20

1.19

Taxable-Equivalent SEC 30-day Yield

1.82

0.40

2.42

% Total Leverage[6]

Residual Interest Bond (RIB) Financing

3.47
%

Growth of $10,000

This graph shows the change in value of a hypothetical
investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]

Amount Invested

Period Beginning

At NAV

With Maximum Sales Charge

Class C

$
10,000

09/30/2006

$
13,847

N.A.

Class I

$
250,000

09/30/2006

$
381,109

N.A.

See Endnotes and Additional Disclosures in this
report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

California Municipal Opportunities Fund

September 30, 2016

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this
report.

5

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2016

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns

Class Inception Date

Performance Inception Date

One Year

Five Years

Ten Years

Class A at NAV

12/07/1993

04/18/1991

5.20
%

4.89
%

3.59
%

Class A with 4.75% Maximum Sales Charge

—

—

0.20

3.89

3.09

Class C at NAV

05/02/2006

04/18/1991

4.41

4.11

2.83

Class C with 1% Maximum Sales Charge

—

—

3.41

4.11

2.83

Class I at NAV

06/17/1993

04/18/1991

5.40

5.10

3.80

Bloomberg Barclays Municipal Bond Index

—

—

5.58
%

4.48
%

4.74
%

Bloomberg Barclays 20 Year Municipal Bond Index

—

—

7.48

5.94

5.48

% Total Annual Operating Expense Ratios[4]

Class A

Class C

Class I

Gross

0.77
%

1.52
%

0.57
%

Net

0.72

1.47

0.52

% Distribution Rates/Yields[5]

Class A

Class C

Class I

Distribution Rate

3.12
%

2.37
%

3.31
%

Taxable-Equivalent Distribution Rate

5.81

4.41

6.16

SEC 30-day Yield

1.25

0.56

1.50

Taxable-Equivalent SEC 30-day Yield

2.32

1.04

2.79

% Total Leverage[6]

RIB Financing

5.77
%

Growth of $10,000

This graph shows the change in value of a hypothetical
investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment

Amount Invested

Period Beginning

At NAV

With Maximum Sales Charge

Class C

$
10,000

09/30/2006

$
13,220

N.A.

Class I

$
250,000

09/30/2006

$
363,113

N.A.

See Endnotes and Additional Disclosures in this
report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2016

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this
report.

7

Eaton Vance

New York Municipal Income Fund

September 30, 2016

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns

Class Inception Date

Performance Inception Date

One Year

Five Years

Ten Years

Class A at NAV

04/15/1994

08/30/1990

6.49
%

5.49
%

4.08
%

Class A with 4.75% Maximum Sales Charge

—

—

1.45

4.47

3.57

Class B at NAV

08/30/1990

08/30/1990

5.76

4.72

3.31

Class B with 5% Maximum Sales Charge

—

—

0.76

4.39

3.31

Class C at NAV

09/30/2003

08/30/1990

5.69

4.71

3.30

Class C with 1% Maximum Sales Charge

—

—

4.69

4.71

3.30

Class I at NAV

03/03/2008

08/30/1990

6.70

5.70

4.25

Bloomberg Barclays Municipal Bond Index

—

—

5.58
%

4.48
%

4.74
%

Bloomberg Barclays 20 Year Municipal Bond Index

—

—

7.48

5.94

5.48

% Total Annual Operating Expense Ratios[4]

Class A

Class B

Class C

Class I

Gross

0.76
%

1.52
%

1.51
%

0.56
%

Net

0.71

1.47

1.46

0.51

% Distribution Rates/Yields[5]

Class A

Class B

Class C

Class I

Distribution Rate

2.87
%

2.50
%

2.13
%

3.07
%

Taxable-Equivalent Distribution Rate

5.56

4.84

4.13

5.95

SEC 30-day Yield

1.31

1.00

0.63

1.57

Taxable-Equivalent SEC 30-day Yield

2.53

1.94

1.22

3.04

% Total Leverage[6]

RIB Financing

4.33
%

Growth of $10,000

This graph shows the change in value of a hypothetical
investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]

Amount Invested

Period Beginning

At NAV

With Maximum Sales Charge

Class B

$
10,000

09/30/2006

$
13,849

N.A.

Class C

$
10,000

09/30/2006

$
13,839

N.A.

Class I

$
250,000

09/30/2006

$
379,219

N.A.

See Endnotes and Additional Disclosures in this
report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

New York Municipal Income Fund

September 30, 2016

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this
report.

9

Eaton Vance

Ohio Municipal Income Fund

September 30, 2016

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns

Class Inception Date

Performance Inception Date

One Year

Five Years

Ten Years

Class A at NAV

12/07/1993

04/18/1991

6.33
%

5.07
%

4.00
%

Class A with 4.75% Maximum Sales Charge

—

—

1.29

4.05

3.49

Class C at NAV

02/03/2006

04/18/1991

5.53

4.29

3.23

Class C with 1% Maximum Sales Charge

—

—

4.53

4.29

3.23

Class I at NAV

08/03/2010

04/18/1991

6.54

5.28

4.13

Bloomberg Barclays Municipal Bond Index

—

—

5.58
%

4.48
%

4.74
%

Bloomberg Barclays 20 Year Municipal Bond Index

—

—

7.48

5.94

5.48

% Total Annual Operating Expense Ratios[4]

Class A

Class C

Class I

Gross

0.74
%

1.49
%

0.54
%

Net

0.72

1.47

0.52

% Distribution Rates/Yields[5]

Class A

Class C

Class I

Distribution Rate

3.35
%

2.61
%

3.55
%

Taxable-Equivalent Distribution Rate

6.23

4.85

6.60

SEC 30-day Yield

1.32

0.64

1.59

Taxable-Equivalent SEC 30-day Yield

2.46

1.20

2.95

% Total Leverage[6]

RIB Financing

6.53
%

Growth of $10,000

This graph shows the change in value of a hypothetical
investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]

Amount Invested

Period Beginning

At NAV

With Maximum Sales Charge

Class C

$
10,000

09/30/2006

$
13,751

N.A.

Class I

$
250,000

09/30/2006

$
374,865

N.A.

See Endnotes and Additional Disclosures in this
report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

Ohio Municipal Income Fund

September 30, 2016

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this
report.

11

Eaton Vance

Municipal Income Funds

September 30, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The
Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an
unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Prior to August 24, 2016, Bloomberg Barclays Municipal Bond Index and Bloomberg Barclays 20 Year Municipal Bond Index were named Barclays Municipal Bond
Index and Barclays 20 Year Municipal Bond Index, respectively. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. For California Municipal Opportunities Fund, New York Municipal Income Fund and Ohio Municipal Income Fund, the
performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial
Highlights included in the financial statements is not linked.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio is not a result of a fee waiver or expense reimbursement. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end.
The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC
Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks
(including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied.
Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]
  The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

12

Eaton Vance

Municipal Income Funds

September 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 – September 30, 2016).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for
Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable).
Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Opportunities Fund

Beginning Account Value (4/1/16)

Ending Account Value (9/30/16)

Expenses Paid During Period* (4/1/16 – 9/30/16)

Annualized Expense Ratio

Actual

Class A

$
1,000.00

$
1,033.00

$
4.12

0.81
%

Class C

$
1,000.00

$
1,028.60

$
7.91

1.56
%

Class I

$
1,000.00

$
1,034.20

$
2.85

0.56
%

Hypothetical

(5% return per year before expenses)

Class A

$
1,000.00

$
1,021.00

$
4.09

0.81
%

Class C

$
1,000.00

$
1,017.20

$
7.87

1.56
%

Class I

$
1,000.00

$
1,022.20

$
2.83

0.56
%

*
Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2016.

13

Eaton Vance

Municipal Income Funds

September 30, 2016

Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

Beginning Account Value (4/1/16)

Ending Account Value (9/30/16)

Expenses Paid During Period* (4/1/16 – 9/30/16)

Annualized Expense Ratio

Actual

Class A

$
1,000.00

$
1,019.40

$
3.94

0.78
%

Class C

$
1,000.00

$
1,015.60

$
7.71

1.53
%

Class I

$
1,000.00

$
1,020.40

$
2.93

0.58
%

Hypothetical

(5% return per year before expenses)

Class A

$
1,000.00

$
1,021.10

$
3.94

0.78
%

Class C

$
1,000.00

$
1,017.40

$
7.72

1.53
%

Class I

$
1,000.00

$
1,022.10

$
2.93

0.58
%

*
Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2016.

Eaton Vance New York Municipal Income Fund

Beginning Account Value (4/1/16)

Ending Account Value (9/30/16)

Expenses Paid During Period* (4/1/16 – 9/30/16)

Annualized Expense Ratio

Actual

Class A

$
1,000.00

$
1,025.90

$
3.80

0.75
%

Class B

$
1,000.00

$
1,022.70

$
6.98

1.38
%

Class C

$
1,000.00

$
1,022.00

$
7.53

1.49
%

Class I

$
1,000.00

$
1,026.90

$
2.74

0.54
%

Hypothetical

(5% return per year before expenses)

Class A

$
1,000.00

$
1,021.30

$
3.79

0.75
%

Class B

$
1,000.00

$
1,018.10

$
6.96

1.38
%

Class C

$
1,000.00

$
1,017.60

$
7.52

1.49
%

Class I

$
1,000.00

$
1,022.30

$
2.73

0.54
%

*
Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2016.

14

Eaton Vance

Municipal Income Funds

September 30, 2016

Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

Beginning Account Value (4/1/16)

Ending Account Value (9/30/16)

Expenses Paid During Period* (4/1/16 – 9/30/16)

Annualized Expense Ratio

Actual

Class A

$
1,000.00

$
1,024.90

$
4.00

0.79
%

Class C

$
1,000.00

$
1,021.10

$
7.78

1.54
%

Class I

$
1,000.00

$
1,026.00

$
2.99

0.59
%

Hypothetical

(5% return per year before expenses)

Class A

$
1,000.00

$
1,021.10

$
3.99

0.79
%

Class C

$
1,000.00

$
1,017.30

$
7.77

1.54
%

Class I

$
1,000.00

$
1,022.10

$
2.98

0.59
%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2016.

15

Eaton Vance

California Municipal Opportunities Fund

September 30, 2016

Portfolio of Investments

Tax-Exempt Municipal Securities — 107.3%

Security	Principal Amount (000’s omitted)	Value

Education — 3.9%
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,157,050
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,205,141
California Educational Facilities Authority, (Santa Clara University), 5.00%, 4/1/33	1,000	1,227,360
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	1,810	1,970,855
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,077,724
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,124,669
California State University, 5.25%, 11/1/31	1,465	1,755,802

		$11,518,601

Electric Utilities — 6.6%
California Infrastructure and Economic Development Bank, (Pacific Gas and Electric Co.), (LOC: Union Bank, N.A.), 0.85%, 11/1/26(1)	$4,770	$4,770,000
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	895	1,003,098
Los Angeles Department of Water and Power, Power System Revenue, (SPA: Citibank, N.A.), 0.81%, 7/1/35(1)	6,600	6,600,000
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,080	1,273,288
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,455	1,713,888
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,448,792
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,295	1,433,345

		$19,242,411

Escrowed / Prerefunded — 1.0%
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), Prerefunded to 11/15/16, 4.75%, 11/15/26(2)	$250	$251,225
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/27	370	440,585
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/28	500	595,385
Tustin Community Facilities District No. 07-1, Prerefunded to 9/1/17, 6.00%, 9/1/37	1,000	1,047,330
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	560	608,877

		$2,943,402

Security	Principal Amount (000’s omitted)	Value

General Obligations — 34.8%
Burlingame Elementary School District, 5.00%, 8/1/27	$565	$735,895
Burlingame Elementary School District, 5.00%, 8/1/28	450	581,184
California, 5.50%, 11/1/35	2,500	2,928,275
California, 6.00%, 4/1/38	1,000	1,126,270
California, (LOC: Bank of Montreal), 0.79%, 5/1/33(1)	7,700	7,700,000
California, (LOC: JPMorgan Chase Bank, N.A.), 0.78%, 5/1/40(1)	3,450	3,450,000
Claremont Unified School District, 4.00%, 8/1/25(3)	500	605,100
Claremont Unified School District, 4.00%, 8/1/26(3)	850	1,037,731
Corona-Norco Unified School District, 4.00%, 8/1/36(3)	2,400	2,663,952
Corona-Norco Unified School District, 4.00%, 8/1/39(3)	3,185	3,511,112
East Side Union High School District, (Election of 2012), 5.00%, 8/1/32	4,305	5,314,738
Foothill-De Anza Community College District, 4.00%, 8/1/26(3)	800	984,072
Foothill-De Anza Community College District, 5.00%, 8/1/28(3)	500	648,560
Foothill-De Anza Community College District, 5.00%, 8/1/29(3)	600	772,026
Foothill-De Anza Community College District, 5.00%, 8/1/30(3)	1,000	1,278,630
Glendale Unified School District, (Election of 2011), 3.00%, 9/1/19	50	53,098
Glendale Unified School District, (Election of 2011), 4.00%, 9/1/24	150	180,756
Glendale Unified School District, (Election of 2011), 4.00%, 9/1/25	200	243,644
Glendale Unified School District, (Election of 2011), 4.00%, 9/1/26	220	270,893
Grossmont Union High School District, (Election of 2004), 4.00%, 8/1/33	1,500	1,697,685
Grossmont Union High School District, (Election of 2008), 3.00%, 8/1/45(3)	3,000	2,925,180
Grossmont Union High School District, (Election of 2008), 4.00%, 8/1/38(3)	1,605	1,780,378
Irvine Unified School District Community Facilities District No. 09-1, (LOC: U.S. Bank, N.A.), 0.85%, 9/1/56(1)	4,850	4,850,000
Livermore Valley Joint Unified School District, (Election of 2016), 3.00%, 8/1/46(3)	3,000	2,912,220
Los Alamitos Unified School District, 5.00%, 8/1/27	550	704,808
Los Alamitos Unified School District, 5.00%, 8/1/30	1,100	1,377,156
Los Angeles Unified School District, 5.00%, 7/1/29	5,000	6,322,550
Midpeninsula Regional Open Space District, 5.00%, 9/1/25	2,000	2,607,560
Moreland School District, 4.00%, 8/1/23	700	826,042
Moreland School District, 5.00%, 8/1/24	335	426,411
Moreland School District, 5.00%, 8/1/25	1,100	1,416,173

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	$750	$922,215
Palo Alto, (Election of 2008), 5.00%, 8/1/40(4)	5,200	5,929,300
Palomar Health, 3.00%, 8/1/37(3)	2,000	1,955,980
Palomar Health, 4.00%, 8/1/30(3)	1,205	1,355,661
Palomar Health, 4.00%, 8/1/31(3)	1,250	1,399,400
Palomar Health, 4.00%, 8/1/37(3)	1,000	1,094,230
Palomar Health, 5.00%, 8/1/33(3)	600	731,220
Palomar Health, 5.00%, 8/1/34(3)	500	607,615
Redondo Beach Unified School District, 5.00%, 8/1/29	1,065	1,357,705
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,198,941
San Diego Unified School District, (Election of 2012), Series F, 4.00%, 7/1/35	2,000	2,241,140
San Diego Unified School District, (Election of 2012), Series G, 4.00%, 7/1/35	1,000	1,120,570
San Mateo Union High School District, 4.00%, 9/1/24	500	602,520
San Mateo Union High School District, 4.00%, 9/1/25	600	730,932
San Mateo Union High School District, 4.00%, 9/1/26	635	781,894
San Mateo Union High School District, 5.00%, 9/1/24	275	352,044
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(4)(5)	5,400	6,015,168
Santa Clara Unified School District, 5.00%, 7/1/27	3,055	3,834,789
Vista Unified School District, 5.00%, 8/1/27	1,280	1,640,282
Vista Unified School District, 5.00%, 8/1/28	900	1,144,458
Windsor Unified School District, 4.00%, 8/1/24(3)	100	118,629
Windsor Unified School District, 4.00%, 8/1/25(3)	100	119,782
Windsor Unified School District, 4.00%, 8/1/26(3)	200	240,554
Windsor Unified School District, 4.00%, 8/1/27(3)	250	297,227
Windsor Unified School District, 4.00%, 8/1/28(3)	370	435,912
Windsor Unified School District, 4.00%, 8/1/29(3)	630	727,537
Windsor Unified School District, 4.00%, 8/1/30(3)	640	732,474
Windsor Unified School District, 4.00%, 8/1/31(3)	400	453,992
Windsor Unified School District, 4.00%, 8/1/32(3)	500	565,165
Yosemite Community College District, 5.00%, 8/1/28	1,000	1,268,800

		$101,908,235

Hospital — 8.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	$1,855	$2,098,061
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	2,500	2,773,475
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	874,804
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,243,683

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Health Facilities Financing Authority, (Providence St. Joseph Health), 5.00%, 10/1/25	$1,000	$1,298,360
California Health Facilities Financing Authority, (Providence St. Joseph Health), 5.00%, 10/1/27	1,300	1,691,001
California Health Facilities Financing Authority, (Providence St. Joseph Health), 5.00%, 10/1/30	1,500	1,893,705
California Health Facilities Financing Authority, (Providence St. Joseph Health), 5.00%, 10/1/31	1,000	1,255,280
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,771,455
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,684,335
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	3,000	3,551,970
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	120,031
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/25	200	240,968
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	194,606
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	122,297
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	174,493
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	571,155
California Statewide Communities Development Authority, (Kaiser Permanente), 1.79%, 5/1/17 (Put Date), 4/1/52(6)	1,000	1,001,720
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,015,320
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,379,500

		$24,956,219

Insured – Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	$1,500	$1,662,405
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,000	2,195,400

		$3,857,805

Insured – Escrowed / Prerefunded — 0.4%
San Jose Unified School District, (FGIC), Escrowed to Maturity, 0.00%, 8/1/17	$1,175	$1,166,646

		$1,166,646

Insured – General Obligations — 3.3%
Banning Unified School District, (AGM), 5.00%, 8/1/27	$650	$830,603
Banning Unified School District, (AGM), 5.00%, 8/1/29	1,340	1,682,437

17	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Center Joint Unified School District, (BAM), 0.00%, 8/1/23	$1,250	$1,109,900
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/22	330	387,730
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/23	415	495,070
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/24	330	398,033
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/26	1,440	1,750,406
San Bernardino City Unified School District, (Election of 2012), (AGM), 5.00%, 8/1/40	750	891,915
Victor Valley Union High School District, (AGM), 4.00%, 8/1/23	275	323,056
Victor Valley Union High School District, (AGM), 4.00%, 8/1/24	1,000	1,186,730
Victor Valley Union High School District, (BAM), 5.00%, 8/1/25	100	127,832
Victor Valley Union High School District, (BAM), 5.00%, 8/1/26	135	174,451
Victor Valley Union High School District, (BAM), 5.00%, 8/1/27	150	191,678

		$9,549,841

Insured – Lease Revenue / Certificates of Participation — 0.4%
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	$1,200	$1,189,500

		$1,189,500

Insured – Special Tax Revenue — 1.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$6,995	$1,412,780
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,925	747,791
Roseville Finance Authority, (AGM), 4.00%, 9/1/24	625	734,956
Roseville Finance Authority, (AGM), 4.00%, 9/1/25	1,000	1,181,720

		$4,077,247

Insured – Transportation — 2.8%
Alameda Corridor Transportation Authority, (AGM), 5.00%, 10/1/37	$2,150	$2,604,015
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/17	225	221,177
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	1,800	1,492,038
San Jose, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,605	1,631,258

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
San Jose, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	$2,230	$2,276,273

		$8,224,761

Lease Revenue / Certificates of Participation — 1.1%
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	$3,205	$3,067,666

		$3,067,666

Other Revenue — 5.5%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/31	$1,330	$1,486,262
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	1,740	2,114,013
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	1,290	1,562,500
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/23	2,500	3,087,050
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.12%, 4/3/17 (Put Date), 4/1/38(6)	7,500	7,491,225
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.12%, 4/1/18 (Put Date), 10/1/47(6)	450	450,634

		$16,191,684

Senior Living / Life Care — 1.5%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$709,820
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	612,175
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	947,903
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(2)	1,000	1,154,780
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	856,899

		$4,281,577

Special Tax Revenue — 13.6%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$415	$424,221
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	679,437

18	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	$1,525	$1,848,529
Fairfield, (North Cordelia Improvement District), 7.375%, 9/2/18	210	221,367
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	678,136
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	541,506
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/32	450	522,297
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	630,461
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/34	360	415,346
Jurupa Public Financing Authority, 5.00%, 9/1/24	730	905,937
Jurupa Public Financing Authority, 5.00%, 9/1/28	1,250	1,516,213
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	612,659
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	1,400	1,053,262
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	550	413,716
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/33	4,000	4,922,840
Sacramento Transportation Authority, Sales Tax Revenue, (SPA: U.S. Bank, N.A.), 0.84%, 10/1/38(7)	7,200	7,200,000
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,134,480
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	600,433
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	899,698
Successor Agency to Lancaster Redevelopment Agency, 5.00%, 8/1/29	1,000	1,246,500
Successor Agency to Lancaster Redevelopment Agency, 5.00%, 8/1/30	1,250	1,549,787
Successor Agency to Lancaster Redevelopment Agency, 5.00%, 8/1/31	1,555	1,914,967
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/28	355	452,110
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/29	740	934,361
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/30	275	344,699
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/31	355	442,121
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/32	430	532,951
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/33	375	462,919

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/34	$550	$676,775
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/35	595	728,631
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/37	1,630	1,986,514
Successor Agency to San Francisco City and County Redevelopment Agency, 2015 Series A, 5.00%, 8/1/36	780	951,366
Successor Agency to San Francisco City and County Redevelopment Agency, 2016 Series B, 5.00%, 8/1/36	350	423,154
Torrance Redevelopment Agency, 5.625%, 9/1/28	760	761,740
Tustin Community Facilities District No. 06-1, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/34	1,000	1,175,150

		$39,804,283

Transportation — 6.7%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$4,005	$4,440,463
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	1,970	2,347,452
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/24	1,895	2,315,065
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(4)(5)	3,080	3,510,307
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	2,929,712
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	4,186,512

		$19,729,511

Water and Sewer — 14.5%
Burlingame Financing Authority, Water and Wastewater Revenue, 4.00%, 4/1/26	$250	$306,905
Camrosa Water District Financing Authority, 4.00%, 1/15/24(3)	370	440,108
Camrosa Water District Financing Authority, 4.00%, 1/15/25(3)	370	444,481
Camrosa Water District Financing Authority, 5.00%, 1/15/41(3)	1,180	1,430,644
Camrosa Water District Financing Authority, 5.00%, 1/15/46(3)	1,500	1,811,715
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,290,560
East Bay Municipal Utility District, 5.00%, 6/1/36	6,405	7,956,099
East Bay Municipal Utility District, (SPA: Wells Fargo Bank, N.A.), 0.72%, 6/1/38(7)	3,800	3,800,000
El Dorado Irrigation District, 5.00%, 3/1/31(3)	2,500	3,127,750
El Dorado Irrigation District, 5.00%, 3/1/32(3)	2,750	3,424,547

19	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
El Dorado Irrigation District, 5.00%, 3/1/35(3)	$4,500	$5,521,995
Long Beach, Sewer Revenue, 4.00%, 5/1/22	190	220,147
Long Beach, Sewer Revenue, 4.00%, 5/1/23	155	182,874
Long Beach, Sewer Revenue, 4.00%, 5/1/24	220	263,307
Long Beach, Sewer Revenue, 4.00%, 5/1/25	175	211,850
Long Beach, Sewer Revenue, 4.00%, 5/1/26	230	281,474
Long Beach, Sewer Revenue, 5.00%, 5/1/27	280	364,585
Long Beach, Sewer Revenue, 5.00%, 5/1/28	495	639,099
Long Beach, Sewer Revenue, 5.00%, 5/1/29	495	632,382
Long Beach, Sewer Revenue, 5.00%, 5/1/30	450	570,821
Metropolitan Water District of Southern California, 1.00%, 7/10/17 (Put Date), 7/1/36(6)	2,000	1,999,160
Metropolitan Water District of Southern California, 1.22%, 3/27/18 (Put Date), 7/1/36(6)	1,985	1,983,610
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,771,550
San Diego Public Facilities Financing Authority, Wastewater System Revenue, 5.00%, 5/15/27	1,500	1,917,360

		$42,593,023

Total Tax-Exempt Municipal Securities — 107.3% (identified cost $299,787,449)		$314,302,412

Taxable Municipal Securities — 9.9%

Security	Principal Amount (000’s omitted)	Value

Hospital — 0.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,000	$2,235,500

		$2,235,500

Insured – Special Tax Revenue — 8.5%
Industry, Sales Tax Revenue, (AGM), 2.50%, 1/1/20	$235	$242,280
Industry, Sales Tax Revenue, (AGM), 2.75%, 1/1/21	1,735	1,792,081
Industry, Sales Tax Revenue, (AGM), 3.00%, 1/1/22	1,340	1,379,423
Industry, Sales Tax Revenue, (AGM), 3.25%, 1/1/23	1,080	1,121,504
Industry, Sales Tax Revenue, (AGM), 3.25%, 1/1/24	1,130	1,172,929
Successor Agency to Banning Redevelopment Agency, (AGM), 2.325%, 9/1/22(3)	800	800,792
Successor Agency to Banning Redevelopment Agency, (AGM), 2.525%, 9/1/23(3)	820	822,657
Successor Agency to Banning Redevelopment Agency, (AGM), 2.645%, 9/1/24(3)	855	857,112

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Successor Agency to Banning Redevelopment Agency, (AGM), 2.805%, 9/1/25(3)	$1,390	$1,393,795
Successor Agency to Banning Redevelopment Agency, (AGM), 2.905%, 9/1/26(3)	1,430	1,436,306
Successor Agency to Banning Redevelopment Agency, (AGM), 3.505%, 9/1/31(3)	2,000	2,007,440
Successor Agency to Banning Redevelopment Agency, (AGM), 3.935%, 9/1/37(3)	3,000	3,014,460
Successor Agency to Coachella Redevelopment Agency, (AGM), 2.00%, 9/1/19	200	201,396
Successor Agency to Lancaster Redevelopment Agency, (AGM), 2.625%, 8/1/23	605	609,277
Successor Agency to Lancaster Redevelopment Agency, (AGM), 2.625%, 8/1/24	740	738,683
Successor Agency to Lancaster Redevelopment Agency, (AGM), 2.75%, 8/1/25	1,000	1,003,300
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.373%, 8/1/18	400	404,564
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.698%, 8/1/19	880	906,506
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	955	998,214
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.884%, 8/1/25	1,065	1,134,374
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.984%, 8/1/26	420	439,303
Successor Agency to Roseville Redevelopment Agency, (BAM), 3.27%, 9/1/31	1,185	1,196,163
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.00%, 12/1/19	260	261,804
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.75%, 12/1/22	230	236,162
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.00%, 12/1/23	300	308,619
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.125%, 12/1/24	200	206,636
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.25%, 12/1/25	200	208,588

		$24,894,368

Special Tax Revenue — 0.6%
Successor Agency to San Diego Redevelopment Agency, 2.875%, 9/1/21	$300	$304,893
Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	250	260,720
Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	263,435

20	See Notes to Financial Statements.

Eaton Vance

California Municipal Opportunities Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	$250	$264,720
Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	268,012
Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	265,310
Successor Agency to Stanton Redevelopment Agency, 1.75%, 12/1/18	220	220,458

		$1,847,548

Total Taxable Municipal Securities — 9.9% (identified cost $28,213,571)		$28,977,416

Closed-End Funds — 0.8%

Security	Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund	146,801	$2,143,295

Total Closed-End Funds — 0.8% (identified cost $2,122,504)		$2,143,295

Total Investments — 118.0% (identified cost $330,123,524)		$345,423,123

Other Assets, Less Liabilities — (18.0)%		$(52,573,291)

Net Assets — 100.0%		$292,849,832

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2016, 15.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 10.4% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on the same or next business day for payment. The stated interest rate, which generally resets daily, represents the rate in effect at September 30, 2016.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2016, the aggregate value of these securities is $1,406,005 or 0.5% of the Fund’s net assets.

(3)	When-issued security.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,165,475.

(6)	Floating-rate security. The stated interest rate represents the rate in effect at September 30, 2016.

(7)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at September 30, 2016.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	60	Short	Dec-16	$(7,874,887)	$(7,867,500)	$7,387
U.S. Long Treasury Bond	17	Short	Dec-16	(2,906,781)	(2,858,656)	48,125

						$55,512

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.

BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
LOC	–	Letter of Credit
NPFG	–	National Public Finance Guaranty Corp.
SPA	–	Standby Bond Purchase Agreement

21	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2016

Portfolio of Investments

Tax-Exempt Investments — 101.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 7.0%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,449,720
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	4,065,050
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,472,609

		$12,987,379

Education — 18.5%
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/35	$850	$961,291
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/36	1,000	1,126,310
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/40	3,150	3,794,427
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/37	2,000	2,424,320
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,794,512
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,910,975
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,248,544
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,349,984
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,385,880
Massachusetts Health and Educational Facilities Authority, (Harvard University), Prerefunded to 10/1/17, 5.00%, 10/1/38(1)	6,000	6,253,320
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	7,203,000

		$34,452,563

Escrowed / Prerefunded — 10.7%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$125	$134,581
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	300	322,995
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Prerefunded to 7/1/17, 0.00%, 7/1/23	6,185	4,657,800
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Prerefunded to 7/1/17, 0.00%, 7/1/26	3,500	2,276,155
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	1,105	1,188,693

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	$5,000	$5,418,200
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	915	978,949
Newton, Prerefunded to 4/1/19, 5.00%, 4/1/36	4,500	4,957,965

		$19,935,338

General Obligations — 14.0%
Danvers, 5.25%, 7/1/36	$2,800	$3,318,056
Lexington, 4.00%, 2/1/22	1,315	1,519,035
Lexington, 4.00%, 2/1/23	1,095	1,288,136
Massachusetts, 5.00%, 3/1/31	4,000	4,872,800
Melrose, 4.00%, 8/1/25	1,295	1,563,751
Melrose, 4.00%, 8/1/26	1,785	2,138,841
Plymouth, 5.00%, 5/1/26	710	828,087
Plymouth, 5.00%, 5/1/28	1,160	1,350,681
Plymouth, 5.00%, 5/1/31	1,090	1,259,332
Plymouth, 5.00%, 5/1/32	1,000	1,155,350
Wayland, 5.00%, 2/1/33	1,790	2,065,588
Wayland, 5.00%, 2/1/36	2,680	3,086,503
Wellesley, 4.00%, 6/1/24	565	678,401
Winchester, 5.00%, 4/15/36	775	899,519

		$26,024,080

Hospital — 17.4%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,255,518
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/25	3,000	3,770,040
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,250,909
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/41	3,500	4,237,555
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	3,500	4,145,050
Massachusetts Development Finance Agency, (Partners HealthCare System), (SPA: Wells Fargo Bank, N.A.), 0.83%, 7/1/46(2)	5,000	5,000,000
Massachusetts Development Finance Agency, (South Shore Hospital), 4.00%, 7/1/36	765	822,207
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	2,000	2,368,480
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,302,496
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,095	1,253,720

22	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	$2,120	$2,370,881
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,819,534
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	812,685

		$32,409,075

Industrial Development Revenue — 1.2%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(3)	$2,200	$2,226,378

		$2,226,378

Insured – Education — 7.6%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,706,550
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(4)	5,460	7,413,260

		$14,119,810

Insured – Escrowed / Prerefunded — 2.8%
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), Prerefunded to 8/15/17, 5.00%, 8/15/37(1)	$4,980	$5,164,073
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	125	133,878

		$5,297,951

Insured – Hospital — 0.8%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,570,505

		$1,570,505

Insured – Special Tax Revenue — 4.8%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,179,584
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,730,129
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	20	20,739

		$8,930,452

Insured – Student Loan — 0.5%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$930	$974,882

		$974,882

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 6.4%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,859,136
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	9,750	9,020,993

		$11,880,129

Other Revenue — 3.6%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), 4.00%, 1/1/38	$1,650	$1,825,329
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	1,590	1,756,473
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/23	1,195	1,320,117
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	1,580	1,745,426

		$6,647,345

Senior Living / Life Care — 2.0%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$525	$586,924
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(3)	615	621,101
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(3)	2,465	2,480,603

		$3,688,628

Special Tax Revenue — 0.9%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	$1,240	$1,701,007

		$1,701,007

Transportation — 3.7%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,491,700
Massachusetts Port Authority, 5.00%, 7/1/28	3,750	4,297,350

		$6,789,050

Total Tax-Exempt Investments — 101.9% (identified cost $168,189,546)		$189,634,572

Other Assets, Less Liabilities — (1.9)%		$(3,591,389)

Net Assets — 100.0%		$186,043,183

23	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2016, 22.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 9.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at September 30, 2016.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2016, the aggregate value of these securities is $5,328,082 or 2.9% of the Fund’s net assets.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,773,260.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	100	Short	Dec-16	$(17,098,714)	$(16,815,625)	$283,089

						$283,089

Abbreviations:

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
SPA	–	Standby Bond Purchase Agreement
XLCA	–	XL Capital Assurance, Inc.

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2016

Portfolio of Investments

Tax-Exempt Investments — 102.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.3%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,657,556
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	9,000,180

		$15,657,736

Cogeneration — 0.7%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,315	$3,316,724

		$3,316,724

Education — 20.1%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/24	$250	$304,523
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/25	365	442,165
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	250	296,305
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/31	250	296,323
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/26	300	372,945
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/28	250	306,795
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/30	200	242,496
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/32	575	690,368
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/33	495	593,460
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/18	690	736,078
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/19	350	385,903
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/29	150	183,950
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/30	185	225,339
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/31	180	218,205
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/32	200	241,298
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,950	2,296,456
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,241,853

Security	Principal Amount (000’s omitted)	Value

Education (continued)
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	$1,790	$1,976,214
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,751,150
New York Dormitory Authority, (Columbia University), 4.00%, 10/1/26	6,995	8,620,988
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/28	750	967,658
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/29	1,250	1,602,025
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,107,900
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,769,750
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	580	698,262
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/32	1,470	1,825,093
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/33	1,150	1,422,102
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/35	500	612,425
New York Dormitory Authority, (Genesee Valley BOCES), 5.00%, 8/15/26	525	675,827
New York Dormitory Authority, (Genesee Valley BOCES), 5.00%, 8/15/27	670	868,916
New York Dormitory Authority, (New York University), 5.00%, 7/1/28	3,000	3,779,700
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/27	1,000	1,268,270
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/34	1,250	1,479,587
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	8,500	9,252,845
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,280	2,757,386
New York Dormitory Authority, (Rockefeller University), (SPA: JPMorgan Chase Bank, N.A.), 0.86%, 7/1/39(2)	6,500	6,500,000
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,293,949
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	293,853
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,667,385
New York Dormitory Authority, (State University), 5.50%, 5/15/19	2,000	2,172,680
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	6,316,090
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,069,444

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	$2,515	$2,774,271
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	2,139,496
St. Lawrence County Industrial Development Agency, (St. Lawrence University), 5.00%, 7/1/36	400	484,516

		$96,222,244

Electric Utilities — 2.7%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$2,930	$3,307,501
New York Power Authority, 5.00%, 11/15/31	1,000	1,199,060
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,527,326
Utility Debt Securitization Authority, 5.00%, 12/15/34	1,465	1,779,448
Utility Debt Securitization Authority, 5.00%, 12/15/37	1,005	1,234,612
Utility Debt Securitization Authority, 5.00%, 12/15/41	1,695	2,034,712

		$13,082,659

Escrowed / Prerefunded — 3.9%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$1,260	$1,473,810
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	460	481,951
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	2,250	2,357,370
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	3,830	4,246,819
New York City, Prerefunded to 4/1/19, 5.375%, 4/1/36	3,480	3,863,635
New York City Cultural Resources Trust, (Museum of Modern Art), Prerefunded to 10/1/18, 5.00%, 4/1/31	1,710	1,850,271
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 11/1/16, 5.00%, 11/1/34	3,155	3,166,516
Saratoga County, Prerefunded to 7/15/18, 4.75%, 7/15/37	1,000	1,070,010

		$18,510,382

General Obligations — 1.8%
New York City, 5.00%, 8/1/27	$5,000	$6,464,150
New York City, 5.30%, 4/1/27	250	275,950
New York City, 5.375%, 4/1/36	1,520	1,690,073
New York City, 6.25%, 10/15/28	170	188,300

		$8,618,473

Hospital — 6.5%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/35	$1,250	$1,512,312

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$370	$423,665
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,893,246
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,968,650
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/33	2,500	3,017,750
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	4,705	5,691,356
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	1,475	1,753,377
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,539,280
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	3,068,909
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,755,445
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	695	696,453
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,690	3,045,591
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	460	544,134

		$30,910,168

Housing — 3.0%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/27	$550	$690,377
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400	496,192
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/29	785	966,657
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	635	779,278
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	200	244,290
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/32	1,095	1,331,202
New York City Housing Development Corp., MFMR, 3.45%, 11/1/36	4,000	4,122,840
New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	3,500	3,504,655
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,094,180

		$14,229,671

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 3.7%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$6,124,020
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(3)	3,750	3,637,500
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	3,850	5,334,329
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(3)	2,580	2,614,624

		$17,710,473

Insured – Education — 2.4%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$9,126,810
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	2,250	2,325,758

		$11,452,568

Insured – Electric Utilities — 1.0%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	$4,250	$4,797,570

		$4,797,570

Insured – Escrowed / Prerefunded — 4.1%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$3,385,692
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	3,885	3,283,757
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	13,037,822

		$19,707,271

Insured – General Obligations — 2.1%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,087,250
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	2,998,593
Oyster Bay, (AGM), 4.00%, 8/1/28	4,435	4,856,502

		$9,942,345

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 2.5%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$7,156,580
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	1,745,634
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	2,945,662

		$11,847,876

Lease Revenue / Certificates of Participation — 2.0%
New York Urban Development Corp., 5.70%, 4/1/20	$8,990	$9,814,833

		$9,814,833

Other Revenue — 8.4%
Battery Park City Authority, (LOC: JPMorgan Chase Bank, N.A.), 0.93%, 8/1/18(3)(4)	$5,000	$5,000,000
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	10,395	5,969,641
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/28	1,500	1,868,880
MTA Hudson Rail Yards Trust Obligations, 5.00%, 11/15/46	4,000	4,400,480
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/30	3,125	3,837,937
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,092,390
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,135,087
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/24	545	639,792
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/25	570	673,409
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/26	590	700,407
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/32	280	313,312
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/34	750	833,767
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/30	715	884,884
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/31	500	615,355
New York City Trust for Cultural Resources, (Museum of Modern Art), 4.00%, 4/1/30	1,000	1,180,500
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(3)	3,500	4,041,975
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,945,600

		$40,133,416

27	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 1.9%
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	$4,500	$5,100,255
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	771,149
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	323,937
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,703,069

		$8,898,410

Special Tax Revenue — 12.3%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/30	$2,630	$1,825,194
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/36	800	990,832
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/34	2,410	2,874,576
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,768,790
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/39	3,660	4,491,332
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,735,550
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/40	545	660,491
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/26	170	135,531
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/28	1,765	1,301,705
New York Convention Center Development Corp., Hotel Unit Fee, 5.00%, 11/15/45	2,180	2,612,316
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/29	1,700	2,091,748
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	1,500	1,748,985
New York Dormitory Authority, Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/33	3,335	4,069,333
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/38	5,500	6,067,050
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	2,500	3,107,250
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	5,500	6,676,120
Sales Tax Asset Receivables Corp., 5.00%, 10/15/27	5,000	6,395,300
Sales Tax Asset Receivables Corp., 5.00%, 10/15/28	5,000	6,356,900

		$58,909,003

Security	Principal Amount (000’s omitted)	Value

Transportation — 16.7%
Metropolitan Transportation Authority, Series 2011C, 5.00%, 11/15/27	$3,195	$3,726,360
Metropolitan Transportation Authority, Series 2016A, 5.00%, 11/15/27	1,000	1,269,230
Metropolitan Transportation Authority, 5.00%, 11/15/35	2,500	3,022,925
Metropolitan Transportation Authority, 5.00%, 11/15/37	4,050	4,914,270
Metropolitan Transportation Authority, 5.00%, 11/15/43	5,000	5,922,100
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,133,387
New York Thruway Authority, 5.00%, 1/1/29	1,240	1,521,678
New York Thruway Authority, 5.00%, 1/1/37	1,275	1,481,359
New York Thruway Authority, 5.00%, 1/1/41	7,310	8,790,933
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,597,140
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/33	3,500	3,759,175
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	3,170	3,614,434
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,431,007
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	4,575	5,495,399
Port Authority of New York and New Jersey, 5.00%, 10/15/41	4,745	5,755,210
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	3,205,225
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38	2,420	2,959,442
Triborough Bridge and Tunnel Authority, Series 2015 A, 5.00%, 11/15/40	3,120	3,767,431
Triborough Bridge and Tunnel Authority, Series 2015 B, 5.00%, 11/15/40	2,650	3,228,522
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/41	2,000	2,444,480
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	9,814,410

		$79,854,117

Water and Sewer — 3.4%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$394,120
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	380,256
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	210,199
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	326,939
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	315,602
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	585	303,820
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	293,570

28	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/38	$985	$1,223,685
New York City Municipal Water Finance Authority, (Water and Sewer System), (SPA: Wells Fargo Bank, N.A.), 0.78%, 6/15/50(5)	1,235	1,235,000
New York City Municipal Water Finance Authority, (Water and Sewer System), (SPA: U.S. Bank, N.A.), 0.88%, 6/15/43(5)	3,140	3,140,000
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,778,940
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/47	2,420	2,858,577
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,112,650
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(6)	2,655	2,879,444

		$16,452,802

Total Tax-Exempt Investments — 102.5% (identified cost $442,701,407)		$490,068,741

Miscellaneous — 0.3%

Security	Units	Value

Real Estate — 0.3%
CMS Liquidating Trust(3)(7)(8)	400	$1,106,314

Total Miscellaneous — 0.3% (identified cost $1,280,000)		$1,106,314

Total Investments — 102.8% (identified cost $443,981,407)		$491,175,055

Other Assets, Less Liabilities — (2.8)%		$(13,204,296)

Net Assets — 100.0%		$477,970,759

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2016, 11.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at September 30, 2016.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2016, the aggregate value of these securities is $16,400,413 or 3.4% of the Fund’s net assets.

(4)

Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which resets daily, represents the rate in effect at September 30, 2016.

(5)

Variable rate demand obligation that may be tendered at par on the same or next business day for payment. The stated interest rate, which generally resets daily, represents the rate in effect at September 30, 2016.

(6)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,109,445.

(7)	Non-income producing.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	128	Short	Dec-16	$(21,886,354)	$(21,524,000)	$362,354

						$362,354

29	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	–	Berkshire Hathaway Assurance Corp.
LOC	–	Letter of Credit
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
SPA	–	Standby Bond Purchase Agreement

30	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2016

Portfolio of Investments

Tax-Exempt Investments — 105.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.1%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	$1,000	$1,154,950
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	3,865	4,469,563

		$5,624,513

Education — 7.6%
Cuyahoga Community College District, 5.00%, 2/1/29	$310	$385,721
Kent State University, 5.00%, 5/1/30	1,185	1,479,626
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/33	4,000	4,186,160
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	380	417,111
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,400,380
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/38	910	1,079,069
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	656,084
Ohio State University, 5.00%, 12/1/29	1,060	1,405,443
University of Cincinnati, 5.00%, 6/1/34	585	718,942
Wright State University, 5.00%, 5/1/31	1,000	1,145,790

		$13,874,326

Electric Utilities — 2.2%
American Municipal Power, Inc., (Greenup Hydroelectric Facility), 5.00%, 2/15/41	$1,000	$1,187,520
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	2,005	2,191,746
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	595	717,510

		$4,096,776

Escrowed / Prerefunded — 5.4%
Cincinnati Water System Authority, Prerefunded to 12/1/16, 4.50%, 12/1/23	$2,000	$2,012,980
Cuyahoga Community College District, Prerefunded to 2/1/20, 5.25%, 2/1/29	2,500	2,850,525
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	1,300	1,364,298
Highland Local School District, Prerefunded to 12/1/18, 5.50%, 12/1/36	1,000	1,099,880
Ohio Building Authority, Prerefunded to 4/1/19, 5.00%, 10/1/27	1,500	1,652,265

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	$45	$61,863
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 12/1/28	750	845,565

		$9,887,376

General Obligations — 6.7%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,094,320
Canton Local School District, 4.00%, 11/1/43(1)	1,795	2,030,989
Lake County Community College District, (Lakeland Community College), 5.00%, 12/1/37	1,000	1,225,250
Lakewood City School District, 5.00%, 12/1/33	1,000	1,213,290
Lakewood City School District, 5.00%, 11/1/36	1,330	1,586,118
Miami Trace Local School District, 5.00%, 12/1/38	750	895,312
Northwest Local School District, 5.00%, 12/1/40	500	603,045
Ohio, 5.00%, 5/1/31	1,000	1,257,520
Olentangy Local School District, 5.00%, 12/1/38	385	468,684
Willoughby-Eastlake City School District, 5.00%, 12/1/30	1,440	1,775,808

		$12,150,336

Hospital — 11.5%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,796,406
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,830,625
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	1,056,590
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,417,140
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	775	828,142
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,108,810
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	501,570
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,150,742
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,365	2,645,844
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,768,830
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	524,304
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	243,610

		$20,872,613

31	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,387,521

		$2,387,521

Insured – Education — 1.5%
Kent State University, (AGC), 5.00%, 5/1/29	$175	$191,382
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,605	2,622,115

		$2,813,497

Insured – Electric Utilities — 6.2%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$255	$269,249
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,901,647
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,423,610
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,958,875
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	3,590,715
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,102,375

		$11,246,471

Insured – Escrowed / Prerefunded — 6.0%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$4,045	$4,288,307
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	2,000	2,206,700
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,510,995
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), Prerefunded to 12/1/16, 5.00%, 12/1/30	165	166,206
University of Cincinnati, (NPFG), Prerefunded to 12/1/17, 5.00%, 6/1/34	2,700	2,833,542

		$11,005,750

Insured – General Obligations — 24.5%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,368,055
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(2)	7,500	10,096,800
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,673,960
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	8,832,899
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,872,079
Pickerington Local School District, (NPFG), 0.00%, 12/1/16	1,500	1,497,780
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,610,800

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Westerville City School District, (XLCA), 5.00%, 12/1/27	$6,705	$8,660,714

		$44,613,087

Insured – Hospital — 6.0%
Lorain County, (Catholic Healthcare Partners), (AGM), 5.00%, 2/1/29(2)(3)	$10,300	$10,853,728

		$10,853,728

Insured – Transportation — 8.4%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,341,019
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,739,310
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	6,248,100
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	5,000	5,997,200

		$15,325,629

Lease Revenue / Certificates of Participation — 0.1%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$155	$161,769

		$161,769

Other Revenue — 2.5%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$2,700	$2,817,153
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,657,906

		$4,475,059

Senior Living / Life Care — 1.0%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$666,530
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,086,987

		$1,753,517

Special Tax Revenue — 6.0%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$1,000	$1,196,390
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	1,000	1,193,230
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,213,290
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,475,640
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,254,730

32	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Greater Cleveland Regional Transit Authority, Sales Tax Revenue, 5.00%, 12/1/31	$435	$547,239
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	696,585
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,140,718
Hamilton County, Sales Tax Revenue, 5.00%, 12/1/30	1,000	1,244,580

		$10,962,402

Water and Sewer — 5.7%
Cleveland, Water Pollution Control Revenue, 5.00%, 11/15/41	$500	$595,120
Columbus, Sewerage System Revenue, 5.00%, 6/1/32	1,500	1,880,325
Lancaster, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,420,696
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	1,255	1,499,650
Ohio Water Development Authority, 5.00%, 12/1/35	2,000	2,477,460
Toledo, Water System Revenue, 5.00%, 11/15/41	2,000	2,434,760

		$10,308,011

Total Tax-Exempt Investments — 105.7% (identified cost $170,750,948)		$192,412,381

Other Assets, Less Liabilities — (5.7)%		$(10,361,351)

Net Assets — 100.0%		$182,051,030

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2016, 49.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.8% to 24.5% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,128,728.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	85	Short	Dec-16	$(14,533,907)	$(14,293,281)	$240,626

						$240,626

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Statements of Assets and Liabilities

	September 30, 2016
Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investments —
Identified cost	$330,123,524	$168,189,546	$443,981,407	$170,750,948
Unrealized appreciation	15,299,599	21,445,026	47,193,648	21,661,433
Investments, at value	$345,423,123	$189,634,572	$491,175,055	$192,412,381
Cash	$7,582,648	$5,463,054	$2,575,782	$1,788,134
Restricted cash*	153,000	411,000	526,000	347,000
Interest and dividends receivable	2,389,644	1,938,680	5,798,846	2,360,184
Receivable for investments sold	14,753,134	—	118,726	307,130
Receivable for Fund shares sold	1,079,246	837,523	737,665	207,009
Receivable for variation margin on open financial futures contracts	50,281	146,875	188,000	124,844
Total assets	$371,431,076	$198,431,704	$501,120,074	$197,546,682

Liabilities
Payable for floating rate notes issued	$10,520,000	$11,390,000	$21,620,000	$12,725,000
Payable for when-issued securities	67,324,465	—	—	2,236,960
Payable for Fund shares redeemed	351,226	677,695	804,966	208,577
Distributions payable	76,231	82,241	199,966	88,112
Payable to affiliates:
Investment adviser fee	91,633	56,141	153,891	56,138
Distribution and service fees	58,761	37,814	110,885	41,427
Interest expense and fees payable	27,468	34,226	79,538	38,310
Accrued expenses	131,460	110,404	180,069	101,128
Total liabilities	$78,581,244	$12,388,521	$23,149,315	$15,495,652
Net Assets	$292,849,832	$186,043,183	$477,970,759	$182,051,030

Sources of Net Assets
Paid-in capital	$290,831,536	$201,100,357	$469,017,440	$189,764,056
Accumulated net realized loss	(13,706,711)	(37,302,336)	(39,043,315)	(29,532,413)
Accumulated undistributed (distributions in excess of) net investment income	369,896	517,047	440,632	(82,672)
Net unrealized appreciation	15,355,111	21,728,115	47,556,002	21,902,059
Net Assets	$292,849,832	$186,043,183	$477,970,759	$182,051,030

Class A Shares
Net Assets	$148,675,438	$116,883,418	$291,076,882	$136,271,434
Shares Outstanding	13,842,732	12,727,837	28,017,367	14,646,070
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.74	$9.18	$10.39	$9.30
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.28	$9.64	$10.91	$9.76

Class B Shares
Net Assets	$—	$—	$1,879,682	$—
Shares Outstanding	—	—	180,686	—
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$—	$10.40	$—

Class C Shares
Net Assets	$35,005,842	$24,164,906	$80,371,381	$24,822,411
Shares Outstanding	3,524,692	2,630,057	7,732,485	2,669,533
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.93	$9.19	$10.39	$9.30

Class I Shares
Net Assets	$109,168,552	$44,994,859	$104,642,814	$20,957,185
Shares Outstanding	10,157,099	4,900,475	10,073,093	2,251,023
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.75	$9.18	$10.39	$9.31

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Statements of Operations

	Year Ended September 30, 2016
Investment Income	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
Interest	$8,018,918	$7,103,995	$16,856,750	$7,469,993
Dividends	4,868	—	—	—
Total investment income	$8,023,786	$7,103,995	$16,856,750	$7,469,993

Expenses
Investment adviser fee	$900,141	$653,494	$1,711,210	$653,590
Distribution and service fees
Class A	342,907	224,190	561,970	267,837
Class B	—	—	20,724	—
Class C	248,307	213,816	686,006	216,208
Trustees’ fees and expenses	12,424	9,720	23,586	9,658
Custodian fee	64,109	51,979	106,420	51,936
Transfer and dividend disbursing agent fees	66,780	64,441	158,283	69,647
Legal and accounting services	73,814	64,144	81,252	60,340
Printing and postage	13,664	12,282	23,000	13,270
Registration fees	1,824	10,764	6,516	6,876
Interest expense and fees	91,618	111,501	207,729	83,317
Miscellaneous	39,919	24,166	41,352	24,707
Total expenses	$1,855,507	$1,440,497	$3,628,048	$1,457,386

Net investment income	$6,168,279	$5,663,498	$13,228,702	$6,012,607

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$7,175,880	$1,945,404	$5,244,020	$(35,881)
Financial futures contracts	(727,139)	(2,201,253)	(2,817,603)	(1,871,065)
Net realized gain (loss)	$6,448,741	$(255,849)	$2,426,417	$(1,906,946)
Change in unrealized appreciation (depreciation) —
Investments	$2,633,321	$2,569,114	$9,646,000	$5,771,440
Financial futures contracts	185,836	563,746	721,595	479,184
Net change in unrealized appreciation (depreciation)	$2,819,157	$3,132,860	$10,367,595	$6,250,624

Net realized and unrealized gain	$9,267,898	$2,877,011	$12,794,012	$4,343,678

Net increase in net assets from operations	$15,436,177	$8,540,509	$26,022,714	$10,356,285

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Statements of Changes in Net Assets

	Year Ended September 30, 2016
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$6,168,279	$5,663,498	$13,228,702	$6,012,607
Net realized gain (loss) from investment transactions and financial futures contracts	6,448,741	(255,849)	2,426,417	(1,906,946)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,819,157	3,132,860	10,367,595	6,250,624
Net increase in net assets from operations	$15,436,177	$8,540,509	$26,022,714	$10,356,285
Distributions to shareholders —
From net investment income
Class A	$(3,908,645)	$(3,838,074)	$(8,862,943)	$(4,721,809)
Class B	—	—	(57,857)	—
Class C	(500,116)	(599,723)	(1,729,306)	(630,531)
Class I	(1,730,075)	(1,420,857)	(2,540,265)	(600,958)
Total distributions to shareholders	$(6,138,836)	$(5,858,654)	$(13,190,371)	$(5,953,298)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$31,812,838	$16,186,401	$50,886,670	$14,594,653
Class B	—	—	12,921	—
Class C	20,501,750	4,843,558	21,983,547	4,903,189
Class I	94,919,547	18,115,218	60,633,736	10,260,901
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,284,841	3,216,450	7,645,280	3,931,332
Class B	—	—	47,471	—
Class C	397,393	470,062	1,301,650	513,178
Class I	1,499,680	1,122,319	1,739,079	465,303
Cost of shares redeemed
Class A	(15,335,412)	(14,308,762)	(42,112,359)	(15,739,437)
Class B	—	—	(605,363)	—
Class C	(2,242,283)	(2,569,801)	(7,787,744)	(3,065,850)
Class I	(11,301,015)	(7,654,683)	(12,133,431)	(2,682,168)
Net asset value of shares exchanged
Class A	—	—	613,257	—
Class B	—	—	(613,257)	—
Net increase in net assets from Fund share transactions	$123,537,339	$19,420,762	$81,611,457	$13,181,101

Net increase in net assets	$132,834,680	$22,102,617	$94,443,800	$17,584,088

Net Assets
At beginning of year	$160,015,152	$163,940,566	$383,526,959	$164,466,942
At end of year	$292,849,832	$186,043,183	$477,970,759	$182,051,030

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$369,896	$517,047	$440,632	$(82,672)

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2015
Increase (Decrease) in Net Assets	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$5,623,756	$5,771,982	$12,675,641	$6,113,284
Net realized gain (loss) from investment transactions and financial futures contracts	2,342,144	(616,265)	174,226	(481,518)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,881,966)	(1,004,060)	(2,807,380)	(1,682,520)
Net increase in net assets from operations	$6,083,934	$4,151,657	$10,042,487	$3,949,246
Distributions to shareholders —
From net investment income
Class A	$(4,444,820)	$(4,063,303)	$(9,267,910)	$(4,954,790)
Class B	—	—	(103,087)	—
Class C	(333,985)	(574,694)	(1,580,369)	(656,218)
Class I	(812,299)	(1,180,785)	(1,652,799)	(445,500)
Total distributions to shareholders	$(5,591,104)	$(5,818,782)	$(12,604,165)	$(6,056,508)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$16,197,975	$7,886,583	$43,001,959	$11,792,097
Class B	—	—	28,650	—
Class C	6,179,865	4,613,344	19,441,185	4,311,427
Class I	15,511,547	13,479,054	25,736,719	5,021,714
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,607,388	3,328,905	8,070,166	4,243,193
Class B	—	—	82,275	—
Class C	227,038	440,897	1,212,276	525,582
Class I	521,225	910,906	1,021,676	340,588
Cost of shares redeemed
Class A	(18,027,522)	(15,111,052)	(31,251,750)	(16,937,873)
Class B	—	—	(524,147)	—
Class C	(1,409,022)	(2,557,287)	(6,183,143)	(2,743,382)
Class I	(17,597,610)	(7,198,332)	(8,058,544)	(1,533,501)
Net asset value of shares exchanged
Class A	—	—	921,049	—
Class B	—	—	(921,049)	—
Net increase in net assets from Fund share transactions	$5,210,884	$5,793,018	$52,577,322	$5,019,845

Net increase in net assets	$5,703,714	$4,125,893	$50,015,644	$2,912,583

Net Assets
At beginning of year	$154,311,438	$159,814,673	$333,511,315	$161,554,359
At end of year	$160,015,152	$163,940,566	$383,526,959	$164,466,942

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$370,460	$517,047	$408,383	$(82,672)

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights

	California Opportunities Fund — Class A
	Year Ended September 30,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$10.250	$10.230	$9.580	$10.410	$9.560

Income (Loss) From Operations
Net investment income(1)	$0.302	$0.377	$0.394	$0.377	$0.391
Net realized and unrealized gain (loss)	0.491	0.018	0.647	(0.833)	0.846

Total income (loss) from operations	$0.793	$0.395	$1.041	$(0.456)	$1.237

Less Distributions
From net investment income	$(0.303)	$(0.375)	$(0.391)	$(0.374)	$(0.387)

Total distributions	$(0.303)	$(0.375)	$(0.391)	$(0.374)	$(0.387)

Net asset value — End of year	$10.740	$10.250	$10.230	$9.580	$10.410

Total Return(2)	7.83%	3.92%	11.07%	(4.51)%	13.17%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$148,675	$122,727	$120,695	$133,046	$158,892
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.78%	0.84%	0.85%	0.84%	0.84%
Interest and fee expense(4)	0.04%	0.04%	0.04%	0.04%	0.06%
Total expenses(3)	0.82%	0.88%	0.89%	0.88%	0.90%
Net investment income	2.86%	3.68%	3.99%	3.71%	3.91%
Portfolio Turnover	219%	66%	12%	33%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	California Opportunities Fund — Class C
	Year Ended September 30,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.480	$9.460	$8.860	$9.630	$8.840

Income (Loss) From Operations
Net investment income(1)	$0.198	$0.277	$0.296	$0.278	$0.292
Net realized and unrealized gain (loss)	0.459	0.019	0.597	(0.773)	0.787

Total income (loss) from operations	$0.657	$0.296	$0.893	$(0.495)	$1.079

Less Distributions
From net investment income	$(0.207)	$(0.276)	$(0.293)	$(0.275)	$(0.289)

Total distributions	$(0.207)	$(0.276)	$(0.293)	$(0.275)	$(0.289)

Net asset value — End of year	$9.930	$9.480	$9.460	$8.860	$9.630

Total Return(2)	6.98%	3.17%	10.23%	(5.25)%	12.38%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$35,006	$15,343	$10,297	$10,237	$12,572
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.53%	1.59%	1.60%	1.59%	1.59%
Interest and fee expense(4)	0.04%	0.04%	0.04%	0.04%	0.06%
Total expenses(3)	1.57%	1.63%	1.64%	1.63%	1.65%
Net investment income	2.02%	2.92%	3.24%	2.95%	3.15%
Portfolio Turnover	219%	66%	12%	33%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	California Opportunities Fund — Class I
	Year Ended September 30,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$10.260	$10.240	$9.590	$10.420	$9.560

Income (Loss) From Operations
Net investment income(1)	$0.312	$0.403	$0.419	$0.402	$0.413
Net realized and unrealized gain (loss)	0.507	0.018	0.647	(0.833)	0.860

Total income (loss) from operations	$0.819	$0.421	$1.066	$(0.431)	$1.273

Less Distributions
From net investment income	$(0.329)	$(0.401)	$(0.416)	$(0.399)	$(0.413)

Total distributions	$(0.329)	$(0.401)	$(0.416)	$(0.399)	$(0.413)

Net asset value — End of year	$10.750	$10.260	$10.240	$9.590	$10.420

Total Return(2)	8.09%	4.18%	11.33%	(4.27)%	13.56%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$109,169	$21,945	$23,320	$26,025	$15,310
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.52%	0.59%	0.60%	0.59%	0.59%
Interest and fee expense(4)	0.04%	0.04%	0.04%	0.04%	0.06%
Total expenses(3)	0.56%	0.63%	0.64%	0.63%	0.65%
Net investment income	2.93%	3.92%	4.25%	3.97%	4.12%
Portfolio Turnover	219%	66%	12%	33%	23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	Massachusetts Fund — Class A
	Year Ended September 30,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.030	$9.120	$8.560	$9.380	$8.700

Income (Loss) From Operations
Net investment income(1)	$0.304	$0.322	$0.347	$0.342	$0.360
Net realized and unrealized gain (loss)	0.160	(0.088)	0.566	(0.822)	0.670

Total income (loss) from operations	$0.464	$0.234	$0.913	$(0.480)	$1.030

Less Distributions
From net investment income	$(0.314)	$(0.324)	$(0.353)	$(0.340)	$(0.350)

Total distributions	$(0.314)	$(0.324)	$(0.353)	$(0.340)	$(0.350)

Net asset value — End of year	$9.180	$9.030	$9.120	$8.560	$9.380

Total Return(2)	5.20%	2.60%	10.86%	(5.27)%	12.05%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$116,883	$109,990	$115,002	$119,390	$148,671
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.72%	0.72%	0.73%	0.74%	0.74%
Interest and fee expense(4)	0.06%	0.05%	0.05%	0.07%	0.08%
Total expenses(3)	0.78%	0.77%	0.78%	0.81%	0.82%
Net investment income	3.31%	3.54%	3.93%	3.74%	3.99%
Portfolio Turnover	17%	10%	6%	4%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	Massachusetts Fund — Class C
	Year Ended September 30,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.040	$9.120	$8.560	$9.390	$8.710

Income (Loss) From Operations
Net investment income(1)	$0.234	$0.252	$0.281	$0.274	$0.291
Net realized and unrealized gain (loss)	0.162	(0.076)	0.566	(0.833)	0.671

Total income (loss) from operations	$0.396	$0.176	$0.847	$(0.559)	$0.962

Less Distributions
From net investment income	$(0.246)	$(0.256)	$(0.287)	$(0.271)	$(0.282)

Total distributions	$(0.246)	$(0.256)	$(0.287)	$(0.271)	$(0.282)

Net asset value — End of year	$9.190	$9.040	$9.120	$8.560	$9.390

Total Return(2)	4.41%	1.95%	10.04%	(6.08)%	11.21%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$24,165	$21,074	$18,787	$19,148	$23,766
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.47%	1.47%	1.48%	1.49%	1.49%
Interest and fee expense(4)	0.06%	0.05%	0.05%	0.07%	0.08%
Total expenses(3)	1.53%	1.52%	1.53%	1.56%	1.57%
Net investment income	2.55%	2.78%	3.18%	2.99%	3.22%
Portfolio Turnover	17%	10%	6%	4%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	Massachusetts Fund — Class I
	Year Ended September 30,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.030	$9.120	$8.560	$9.380	$8.700

Income (Loss) From Operations
Net investment income(1)	$0.320	$0.338	$0.361	$0.360	$0.377
Net realized and unrealized gain (loss)	0.162	(0.086)	0.570	(0.822)	0.671

Total income (loss) from operations	$0.482	$0.252	$0.931	$(0.462)	$1.048

Less Distributions
From net investment income	$(0.332)	$(0.342)	$(0.371)	$(0.358)	$(0.368)

Total distributions	$(0.332)	$(0.342)	$(0.371)	$(0.358)	$(0.368)

Net asset value — End of year	$9.180	$9.030	$9.120	$8.560	$9.380

Total Return(2)	5.40%	2.80%	11.09%	(5.08)%	12.28%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$44,995	$32,876	$26,026	$16,229	$16,643
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.52%	0.52%	0.53%	0.54%	0.54%
Interest and fee expense(4)	0.06%	0.05%	0.05%	0.07%	0.08%
Total expenses(3)	0.58%	0.57%	0.58%	0.61%	0.62%
Net investment income	3.49%	3.72%	4.07%	3.95%	4.16%
Portfolio Turnover	17%	10%	6%	4%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	New York Fund — Class A
	Year Ended September 30,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$10.070	$10.140	$9.510	$10.320	$9.610

Income (Loss) From Operations
Net investment income(1)	$0.326	$0.365	$0.400	$0.399	$0.420
Net realized and unrealized gain (loss)	0.320	(0.072)	0.629	(0.808)	0.709

Total income (loss) from operations	$0.646	$0.293	$1.029	$(0.409)	$1.129

Less Distributions
From net investment income	$(0.326)	$(0.363)	$(0.399)	$(0.401)	$(0.419)

Total distributions	$(0.326)	$(0.363)	$(0.399)	$(0.401)	$(0.419)

Net asset value — End of year	$10.390	$10.070	$10.140	$9.510	$10.320

Total Return(2)	6.49%	2.93%	11.02%	(4.10)%	11.98%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$291,077	$265,348	$246,418	$224,465	$267,732
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.70%	0.71%	0.73%	0.75%	0.76%
Interest and fee expense(4)	0.05%	0.05%	0.06%	0.07%	0.08%
Total expenses(3)	0.75%	0.76%	0.79%	0.82%	0.84%
Net investment income	3.16%	3.61%	4.08%	3.95%	4.22%
Portfolio Turnover	38%	8%	4%	5%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	New York Fund — Class B
	Year Ended September 30,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$10.080	$10.150	$9.520	$10.330	$9.620

Income (Loss) From Operations
Net investment income(1)	$0.259	$0.291	$0.330	$0.324	$0.347
Net realized and unrealized gain (loss)	0.317	(0.073)	0.625	(0.808)	0.708

Total income (loss) from operations	$0.576	$0.218	$0.955	$(0.484)	$1.055

Less Distributions
From net investment income	$(0.256)	$(0.288)	$(0.325)	$(0.326)	$(0.345)

Total distributions	$(0.256)	$(0.288)	$(0.325)	$(0.326)	$(0.345)

Net asset value — End of year	$10.400	$10.080	$10.150	$9.520	$10.330

Total Return(2)	5.76%	2.17%	10.19%	(4.81)%	11.14%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,880	$2,959	$4,315	$5,687	$8,829
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.40%	1.47%	1.49%	1.50%	1.51%
Interest and fee expense(4)	0.05%	0.05%	0.06%	0.07%	0.08%
Total expenses(3)	1.45%	1.52%	1.55%	1.57%	1.59%
Net investment income	2.51%	2.88%	3.36%	3.19%	3.48%
Portfolio Turnover	38%	8%	4%	5%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	New York Fund — Class C
	Year Ended September 30,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$10.070	$10.140	$9.520	$10.320	$9.610

Income (Loss) From Operations
Net investment income(1)	$0.248	$0.288	$0.327	$0.323	$0.345
Net realized and unrealized gain (loss)	0.320	(0.071)	0.618	(0.797)	0.710

Total income (loss) from operations	$0.568	$0.217	$0.945	$(0.474)	$1.055

Less Distributions
From net investment income	$(0.248)	$(0.287)	$(0.325)	$(0.326)	$(0.345)

Total distributions	$(0.248)	$(0.287)	$(0.325)	$(0.326)	$(0.345)

Net asset value — End of year	$10.390	$10.070	$10.140	$9.520	$10.320

Total Return(2)	5.69%	2.17%	10.08%	(4.71)%	11.15%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$80,371	$62,713	$48,653	$40,695	$46,914
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.44%	1.46%	1.48%	1.50%	1.50%
Interest and fee expense(4)	0.05%	0.05%	0.06%	0.07%	0.08%
Total expenses(3)	1.49%	1.51%	1.54%	1.57%	1.58%
Net investment income	2.40%	2.85%	3.32%	3.20%	3.46%
Portfolio Turnover	38%	8%	4%	5%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	New York Fund — Class I
	Year Ended September 30,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$10.070	$10.140	$9.510	$10.320	$9.610

Income (Loss) From Operations
Net investment income(1)	$0.342	$0.384	$0.418	$0.419	$0.439
Net realized and unrealized gain (loss)	0.324	(0.071)	0.630	(0.808)	0.710

Total income (loss) from operations	$0.666	$0.313	$1.048	$(0.389)	$1.149

Less Distributions
From net investment income	$(0.346)	$(0.383)	$(0.418)	$(0.421)	$(0.439)

Total distributions	$(0.346)	$(0.383)	$(0.418)	$(0.421)	$(0.439)

Net asset value — End of year	$10.390	$10.070	$10.140	$9.510	$10.320

Total Return(2)	6.70%	3.14%	11.24%	(3.91)%	12.20%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$104,643	$52,507	$34,125	$20,814	$26,159
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.49%	0.51%	0.53%	0.55%	0.55%
Interest and fee expense(4)	0.05%	0.05%	0.06%	0.07%	0.08%
Total expenses(3)	0.54%	0.56%	0.59%	0.62%	0.63%
Net investment income	3.31%	3.80%	4.25%	4.15%	4.40%
Portfolio Turnover	38%	8%	4%	5%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	Ohio Fund — Class A
	Year Ended September 30,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.060	$9.180	$8.600	$9.490	$8.790

Income (Loss) From Operations
Net investment income(1)	$0.329	$0.348	$0.366	$0.353	$0.364
Net realized and unrealized gain (loss)	0.237	(0.123)	0.579	(0.892)	0.698

Total income (loss) from operations	$0.566	$0.225	$0.945	$(0.539)	$1.062

Less Distributions
From net investment income	$(0.326)	$(0.345)	$(0.365)	$(0.351)	$(0.362)

Total distributions	$(0.326)	$(0.345)	$(0.365)	$(0.351)	$(0.362)

Net asset value — End of year	$9.300	$9.060	$9.180	$8.600	$9.490

Total Return(2)	6.33%	2.48%	11.19%	(5.83)%	12.29%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$136,271	$130,016	$132,578	$142,380	$187,540
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.71%	0.72%	0.69%	0.74%	0.73%
Interest and fee expense(4)	0.05%	0.02%	0.04%	0.03%	0.03%
Total expenses(3)	0.76%	0.74%	0.73%	0.77%	0.76%
Net investment income	3.56%	3.81%	4.11%	3.84%	3.97%
Portfolio Turnover	9%	4%	5%	9%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	Ohio Fund — Class C
	Year Ended September 30,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.060	$9.170	$8.600	$9.480	$8.790

Income (Loss) From Operations
Net investment income(1)	$0.259	$0.279	$0.298	$0.284	$0.293
Net realized and unrealized gain (loss)	0.237	(0.113)	0.570	(0.882)	0.690

Total income (loss) from operations	$0.496	$0.166	$0.868	$(0.598)	$0.983

Less Distributions
From net investment income	$(0.256)	$(0.276)	$(0.298)	$(0.282)	$(0.293)

Total distributions	$(0.256)	$(0.276)	$(0.298)	$(0.282)	$(0.293)

Net asset value — End of year	$9.300	$9.060	$9.170	$8.600	$9.480

Total Return(2)	5.53%	1.83%	10.24%	(6.44)%	11.34%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$24,822	$21,899	$20,094	$21,739	$27,921
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	1.46%	1.47%	1.44%	1.49%	1.48%
Interest and fee expense(4)	0.05%	0.02%	0.04%	0.03%	0.03%
Total expenses(3)	1.51%	1.49%	1.48%	1.52%	1.51%
Net investment income	2.80%	3.06%	3.35%	3.09%	3.20%
Portfolio Turnover	9%	4%	5%	9%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Financial Highlights — continued

	Ohio Fund — Class I
	Year Ended September 30,
	2016	2015	2014	2013	2012
Net asset value — Beginning of year	$9.070	$9.180	$8.610	$9.490	$8.800

Income (Loss) From Operations
Net investment income(1)	$0.346	$0.366	$0.382	$0.372	$0.382
Net realized and unrealized gain (loss)	0.239	(0.113)	0.571	(0.883)	0.688

Total income (loss) from operations	$0.585	$0.253	$0.953	$(0.511)	$1.070

Less Distributions
From net investment income	$(0.345)	$(0.363)	$(0.383)	$(0.369)	$(0.380)

Total distributions	$(0.345)	$(0.363)	$(0.383)	$(0.369)	$(0.380)

Net asset value — End of year	$9.310	$9.070	$9.180	$8.610	$9.490

Total Return(2)	6.54%	2.80%	11.28%	(5.53)%	12.39%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$20,957	$12,552	$8,882	$6,596	$6,415
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(3)	0.51%	0.52%	0.50%	0.54%	0.53%
Interest and fee expense(4)	0.05%	0.02%	0.04%	0.03%	0.03%
Total expenses(3)	0.56%	0.54%	0.54%	0.57%	0.56%
Net investment income	3.73%	4.00%	4.28%	4.06%	4.16%
Portfolio Turnover	9%	4%	5%	9%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Opportunities Fund (California Opportunities Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund) and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The investment objective of the Massachusetts Fund, New York Fund and Ohio Fund is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The investment objective of the California Opportunities Fund is to seek to maximize after-tax total return. The California Opportunities Fund, Massachusetts Fund and Ohio Fund offer three classes of shares and, as of September 30, 2016, the New York Fund offered four classes of shares. At the close of business on October 21, 2016, Class B shares of New York Fund were merged into Class A shares of New York Fund. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

51

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

As of September 30, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at September 30, 2016. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2016, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Floating Rate Notes Outstanding	$10,520,000	$11,390,000	$21,620,000	$12,725,000
Interest Rate or Range of Interest Rates (%)	0.88	0.87 - 0.97	0.87	0.88 - 1.08
Collateral for Floating Rate Notes Outstanding	$15,454,775	$18,851,392	$32,801,934	$20,950,528

52

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

For the year ended September 30, 2016, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Floating Rate Notes Outstanding	$10,520,000	$11,390,000	$21,982,022	$7,891,598
Average Interest Rate	0.87%	0.98%	0.94%	1.06%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2016.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts were or will be restructured to comply with the Volcker Rule as of the applicable compliance dates. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of income.

Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts are recorded as interest expense.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital.

53

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2016 and September 30, 2015 was as follows:

	Year Ended September 30, 2016
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Distributions declared from:
Tax-exempt income	$5,684,526	$5,640,922	$13,140,233	$5,953,298
Ordinary income	$454,310	$217,732	$50,138	$—

	Year Ended September 30, 2015
	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Distributions declared from:
Tax-exempt income	$5,482,177	$5,707,786	$12,604,165	$6,056,508
Ordinary income	$108,927	$110,996	$—	$—

During the year ended September 30, 2016, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for premium amortization, investments in partnerships and accretion of market discount.

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Change in:
Paid-in capital	$—	$(91,225)	$(2,215,774)	$(240,163)
Accumulated net realized loss	$30,007	$(103,931)	$2,221,856	$299,472
Accumulated undistributed (distributions in excess of) net investment income	$(30,007)	$195,156	$(6,082)	$(59,309)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Undistributed tax-exempt income	$446,124	$599,288	$640,598	$5,440
Capital loss carryforwards and deferred capital losses	$(13,706,569)	$(38,331,142)	$(39,775,008)	$(29,435,067)
Net unrealized appreciation	$15,354,972	$22,756,921	$48,287,695	$21,804,713
Other temporary differences	$(76,231)	$(82,241)	$(199,966)	$(88,112)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, accretion of market discount, premium amortization, residual interest bonds, wash sales, investments in partnerships and the timing of recognizing distributions to shareholders.

54

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

At September 30, 2016, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

September 30, 2017	$1,354,846	$9,824,104	$2,053,235	$5,075,023
September 30, 2018	12,351,723	20,239,992	22,999,420	10,217,857
September 30, 2019	—	4,877,692	7,036,080	3,163,804

Total capital loss carryforwards	$13,706,569	$34,941,788	$32,088,735	$18,456,684

Deferred capital losses:
Short-term	$—	$2,187,022	$745,927	$4,785,434
Long-term	$—	$1,202,332	$6,940,346	$6,192,949

During the year ended September 30, 2016, capital loss carryforwards of $6,699,908 were utilized to offset net realized gains by California Opportunities Fund.

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$319,548,151	$155,487,651	$421,267,360	$157,882,668

Gross unrealized appreciation	$15,711,383	$22,819,307	$48,871,227	$21,885,069
Gross unrealized depreciation	(356,411)	(62,386)	(583,532)	(80,356)

Net unrealized appreciation	$15,354,972	$22,756,921	$48,287,695	$21,804,713

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Opportunities Fund) and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

55

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

On average daily net assets of $500 million or more, the rates are reduced. For California Opportunities Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the year ended September 30, 2016, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investment Adviser Fee	$900,141	$653,494	$1,711,210	$653,590
Effective Annual Rate	0.41%	0.38%	0.40%	0.38%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended September 30, 2016 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

EVM’s Sub-Transfer Agent Fees	$6,114	$6,837	$17,071	$5,705
EVD’s Class A Sales Charges	$58,306	$27,384	$83,660	$35,479

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2016 for Class A shares amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A Distribution and Service Fees	$342,907	$224,190	$561,970	$267,837

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund paid/pays EVD amounts equal to 0.75% (0.70% for New York Fund) per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. During portions of the year ended September 30, 2016 and prior to the close of business on October 21, 2016, the New York Fund discontinued Class B

56

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

distribution fees to EVD pursuant to the sales charge limitations described below. For the year ended September 30, 2016, the Funds paid or accrued to EVD the following distribution fees:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Distribution Fees	$—	$—	$16,093	$—
Class C Distribution Fees	$186,230	$168,802	$541,584	$170,691

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% (0.25% for California Opportunities Fund) per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2016 amounted to the following:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Service Fees	$—	$—	$4,631	$—
Class C Service Fees	$62,077	$45,014	$144,422	$45,517

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the year ended September 30, 2016, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A	$—	$—	$2,000	$—
Class B	$—	$—	$3,000	$—
Class C	$2,000	$600	$6,000	$4,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2016 were as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Purchases	$707,221,325	$42,980,482	$254,224,706	$35,576,286
Sales	$541,153,103	$30,550,078	$167,364,047	$16,185,247

57

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Opportunities Fund
	Year Ended September 30, 2016
	Class A	Class B	Class C	Class I

Sales	3,005,172	—	2,094,704	8,939,155
Issued to shareholders electing to receive payments of distributions in Fund shares	310,821	—	40,542	140,752
Redemptions	(1,441,412)	—	(228,553)	(1,061,317)

Net increase	1,874,581	—	1,906,693	8,018,590

	Year Ended September 30, 2015
	Class A	Class B	Class C	Class I

Sales	1,573,527	—	654,220	1,517,965
Issued to shareholders electing to receive payments of distributions in Fund shares	352,028	—	23,960	50,837
Redemptions	(1,758,884)	—	(148,999)	(1,708,118)

Net increase (decrease)	166,671	—	529,181	(139,316)

Massachusetts Fund
	Year Ended September 30, 2016
	Class A	Class B	Class C	Class I

Sales	1,760,194	—	526,770	1,971,448
Issued to shareholders electing to receive payments of distributions in Fund shares	350,458	—	51,167	122,233
Redemptions	(1,559,026)	—	(279,675)	(833,587)

Net increase	551,626	—	298,262	1,260,094

	Year Ended September 30, 2015
	Class A	Class B	Class C	Class I

Sales	866,125	—	505,264	1,481,207
Issued to shareholders electing to receive payments of distributions in Fund shares	366,192	—	48,493	100,320
Redemptions	(1,665,581)	—	(280,864)	(795,491)

Net increase (decrease)	(433,264)	—	272,893	786,036

58

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

New York Fund
	Year Ended September 30, 2016
	Class A	Class B	Class C	Class I

Sales	4,940,115	1,264	2,134,588	5,865,416
Issued to shareholders electing to receive payments of distributions in Fund shares	741,419	4,608	126,162	168,158
Redemptions	(4,082,909)	(59,128)	(755,155)	(1,176,767)
Exchange from Class B shares	59,703	—	—	—
Exchange to Class A shares	—	(59,594)	—	—

Net increase (decrease)	1,658,328	(112,850)	1,505,595	4,856,807

	Year Ended September 30, 2015
	Class A	Class B	Class C	Class I

Sales	4,253,996	2,840	1,920,787	2,544,573
Issued to shareholders electing to receive payments of distributions in Fund shares	797,912	8,120	119,825	101,077
Redemptions	(3,095,822)	(51,512)	(611,624)	(796,351)
Exchange from Class B shares	91,179	—	—	—
Exchange to Class A shares	—	(91,066)	—	—

Net increase (decrease)	2,047,265	(131,618)	1,428,988	1,849,299

Ohio Fund
	Year Ended September 30, 2016
	Class A	Class B	Class C	Class I

Sales	1,581,996	—	529,464	1,107,249
Issued to shareholders electing to receive payments of distributions in Fund shares	425,209	—	55,522	50,220
Redemptions	(1,704,354)	—	(332,827)	(290,348)

Net increase	302,851	—	252,159	867,121

	Year Ended September 30, 2015
	Class A	Class B	Class C	Class I

Sales	1,289,860	—	470,614	547,259
Issued to shareholders electing to receive payments of distributions in Fund shares	464,299	—	57,580	37,286
Redemptions	(1,855,447)	—	(301,430)	(167,766)

Net increase (decrease)	(101,288)	—	226,764	416,779

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $545 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2016.

59

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2016 is included in the Portfolio of Investments. At September 30, 2016, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2016 were as follows:

	California Opportunities Fund		Massachusetts Fund		New York Fund		Ohio Fund

Asset Derivative:
Futures Contracts	$55,512	(1)	$283,089	(1)	$362,354	(1)	$240,626	(1)

Total	$55,512		$283,089		$362,354		$240,626

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2016 was as follows:

	California Opportunities Fund		Massachusetts Fund		New York Fund		Ohio Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(727,139	)(1)	$(2,201,253	)(1)	$(2,817,603	)(1)	$(1,871,065	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$185,836	(2)	$563,746	(2)	$721,595	(2)	$479,184	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the year ended September 30, 2016, which is indicative of the volume of this derivative type, was approximately as follows:

	California Opportunities Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Notional Amount:
Futures Contracts – Short	$10,486,000	$16,122,000	$20,636,000	$13,703,000

60

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Opportunities Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$314,302,412	$—	$314,302,412
Taxable Municipal Securities	—	28,977,416	—	28,977,416
Closed-End Funds	2,143,295	—	—	2,143,295

Total Investments	$2,143,295	$343,279,828	$—	$345,423,123

Futures Contracts	$55,512	$—	$—	$55,512

Total	$2,198,807	$343,279,828	$—	$345,478,635

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$189,634,572	$—	$189,634,572

Total Investments	$—	$189,634,572	$—	$189,634,572

Futures Contracts	$283,089	$—	$—	$283,089

Total	$283,089	$189,634,572	$—	$189,917,661

New York Fund
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$490,068,741	$—	$490,068,741
Miscellaneous	—	—	1,106,314	1,106,314

Total Investments	$—	$490,068,741	$1,106,314	$491,175,055

Futures Contracts	$362,354	$—	$—	$362,354

Total	$362,354	$490,068,741	$1,106,314	$491,537,409

61

Eaton Vance

Municipal Income Funds

September 30, 2016

Notes to Financial Statements — continued

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$192,412,381	$—	$192,412,381

Total Investments	$—	$192,412,381	$—	$192,412,381

Futures Contracts	$240,626	$—	$—	$240,626

Total	$240,626	$192,412,381	$—	$192,653,007

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Fund.

The California Opportunities Fund, Massachusetts Fund and Ohio Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs.

Level 3 investments held by New York Fund at the beginning and/or end of period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2016 is not presented.

At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

62

Eaton Vance

Municipal Income Funds

September 30, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund, and Eaton Vance Ohio Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of September 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund as of September 30, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 21, 2016

63

Eaton Vance

Municipal Income Funds

September 30, 2016

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended September 30, 2016, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

California Municipal Opportunities Fund	92.60%
Massachusetts Municipal Income Fund	96.28%
New York Municipal Income Fund	99.62%
Ohio Municipal Income Fund	100.00%

64

Eaton Vance

Municipal Income Funds

September 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

65

Eaton Vance

Municipal Income Funds

September 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Opportunities Fund

•	Eaton Vance Massachusetts Municipal Income Fund

•	Eaton Vance New York Municipal Income Fund

•	Eaton Vance Ohio Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes in such personnel, where relevant. In particular, the Board considered, where relevant, the abilities and experience of such investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and

66

Eaton Vance

Municipal Income Funds

September 30, 2016

Board of Trustees’ Contract Approval — continued

supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

67

Eaton Vance

Municipal Income Funds

September 30, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVMI is an indirect, wholly-owned subsidiary of EVC. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly, held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

68

Eaton Vance

Municipal Income Funds

September 30, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

69

Eaton Vance

Municipal Income Funds

September 30, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.
Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.
James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.
Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

70

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

71

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

438    9.30.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund (the
“Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2015 and September 30, 2016 by D&T for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T for the same time periods.

Eaton Vance National Municipal Income Fund

Fiscal Years Ended	9/30/15	9/30/16
Audit Fees	$90,620	$91,775
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$20,737	$20,944
All Other Fees(3)	$0	$0

Total	$111,357	$112,719

Eaton Vance California Municipal Opportunities Fund

Fiscal Years Ended	9/30/15	9/30/16
Audit Fees	$54,960	$56,315
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,722	$10,829
All Other Fees(3)	$0	$0

Total	$65,682	$67,144

Eaton Vance Massachusetts Municipal Income Fund

Fiscal Years Ended	9/30/15	9/30/16
Audit Fees	$54,670	$48,170
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,361	$11,475
All Other Fees(3)	$0	$0

Total	$66,031	$59,645

Eaton Vance New York Municipal Income Fund

Fiscal Years Ended	9/30/15	9/30/16
Audit Fees	$60,200	$60,500
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$12,216	$12,338
All Other Fees(3)	$0	$0

Total	$72,416	$72,838

Eaton Vance Ohio Municipal Income Fund

Fiscal Years Ended	9/30/15	9/30/16
Audit Fees	$40,860	$41,260
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,867	$9,966
All Other Fees(3)	$0	$0

Total	$50,727	$51,226

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/15	8/31/15	9/30/15	7/31/16	8/31/16	9/30/16
Audit Fees	$244,260	$252,060	$301,310	$245,710	$253,160	$298,020
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$59,957	$70,803	$64,903	$60,038	$71,512	$65,552
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$304,217	$322,863	$366,213	$305,748	$324,672	$363,572

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by the Series’ principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/15	8/31/15	9/30/15	7/31/16	8/31/16	9/30/16
Registrant(1)	$59,957	$70,803	$64,903	$60,038	$71,512	$65,552
Eaton Vance(2)	$46,000	$46,000	$46,000	$56,434	$56,434	$56,434

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 21, 2016